SEC. File Nos. 333-163115

811-22349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 15

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 18

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant's telephone number, including area code:

(213) 486-9200

COURTNEY R. TAYLOR, Secretary

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer
Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 4, 2016, pursuant to paragraph (b) of Rule 485.

Private Client Services FundsSM Prospectus March 4, 2016

Ticker

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group International Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Table of contents

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Summaries:

Capital Group Core Municipal Fund 1

Capital Group Short-Term Municipal Fund 4

Capital Group California Core Municipal Fund 7

Capital Group California Short-Term Municipal Fund 10

Capital Group Core Bond Fund 13

Capital Group Global Equity Fund 16

Capital Group International Equity Fund 19

Capital Group U.S. Equity Fund 22

Investment objective, strategies and risks 25

Prior investment results of Capital Group Private Client Services 31

Management and organization 34

Purchase, exchange and sale of shares 37

How to sell shares 38

Distributions and taxes 40

Fund expenses 41

Financial highlights 42

Capital Group Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.07
Total annual fund operating expenses	0.42
Expense reimbursement[2]	0.02
Total annual fund operating expenses after reimbursement	0.40

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

1     Capital Group Private Client Services Funds / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus     2

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	1.59%	3.03%	2.87%
— After taxes on distributions		1.57	3.04	2.85
— After taxes on distributions and sale of fund shares		1.78	2.82	2.68

Indexes	1 year	5 years	Lifetime
Barclays 1–10 Year Short-Intermediate Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	2.20%	3.16%	3.14%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	2.26	4.10	3.78
The fund’s annualized 30-day yield at October 31, 2015: 1.16% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	6 years	Vice President – Capital Fixed Income Investors
Neil L. Langberg	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

3     Capital Group Private Client Services Funds / Prospectus

Capital Group Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.11
Total annual fund operating expenses	0.46
Expense reimbursement[2]	0.06
Total annual fund operating expenses after reimbursement	0.40

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$142	$252	$573

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Private Client Services Funds / Prospectus     4

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

5     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	0.61%	1.46%	1.47%
— After taxes on distributions		0.60	1.45	1.44
— After taxes on distributions and sale of fund shares		0.86	1.43	1.41

Indexes	1 year	5 years	Lifetime
Barclays 1–5 Year Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.21%	1.76%	1.79%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.40	1.18	1.13
The fund’s annualized 30-day yield at October 31, 2015: 0.77% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	6 years	Vice President – Capital Fixed Income Investors
Neil L. Langberg	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     6

Capital Group California Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.07
Total annual fund operating expenses	0.42
Expense reimbursement[2]	0.02
Total annual fund operating expenses after reimbursement	0.40

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

7     Capital Group Private Client Services Funds / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus     8

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	2.07%	3.39%	3.02%
— After taxes on distributions		2.07	3.38	3.00
— After taxes on distributions and sale of fund shares		2.03	3.09	2.78

Indexes	1 year	5 years	Lifetime
Barclays California 1-10 Year Short-Intermediate Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	2.25%	3.48%	3.42%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	2.36	4.08	3.76
The fund’s annualized 30-day yield at October 31, 2015: 1.23% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	6 years	Vice President – Capital Fixed Income Investors
Karl J. Zeile	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

9     Capital Group Private Client Services Funds / Prospectus

Capital Group California Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.11
Total annual fund operating expenses	0.46
Expense reimbursement[2]	0.06
Total annual fund operating expenses after reimbursement	0.40

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$142	$252	$573

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Private Client Services Funds / Prospectus     10

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past

11     Capital Group Private Client Services Funds / Prospectus

investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	0.76%	1.42%	1.33%
— After taxes on distributions		0.73	1.41	1.32
— After taxes on distributions and sale of fund shares		0.90	1.31	1.23

Indexes	1 year	5 years	Lifetime
Barclays California Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.23%	1.87%	1.88%
Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.92	2.11	1.96
The fund’s annualized 30-day yield at October 31, 2015: 0.48% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	6 years	Vice President – Capital Fixed Income Investors
Karl J. Zeile	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     12

Capital Group Core Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.07
Total annual fund operating expenses	0.42
Expense reimbursement[2]	0.02
Total annual fund operating expenses after reimbursement	0.40

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal investment strategies

The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion,

13     Capital Group Private Client Services Funds / Prospectus

represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past

Capital Group Private Client Services Funds / Prospectus     14

investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	0.52%	2.16%	2.47%
— After taxes on distributions		0.27	1.37	1.61
— After taxes on distributions and sale of fund shares		0.33	1.37	1.59

Indexes	1 year	5 years	Lifetime
Barclays U.S. Government/Credit 1-10 Year ex BBB Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.31%	2.37%	2.75%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.28	2.07	2.43
The fund’s annualized 30-day yield at October 31, 2015: 1.17% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	6 years	Vice President – Capital Fixed Income Investors
David A. Hoag	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

15     Capital Group Private Client Services Funds / Prospectus

Capital Group Global Equity Fund

Investment objective

The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.01
Total annual fund operating expenses	0.86
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.85

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .85%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$273	$476	$1,060

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is

Capital Group Private Client Services Funds / Prospectus     16

through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

17     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	Lifetime
— Before taxes	4/1/2011	–1.01%	6.51%
— After taxes on distributions		–2.02	6.09
— After taxes on distributions and sale of fund shares		0.44	5.15

Indexes	1 year	Lifetime
MSCI World (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–0.87%	6.84%
Lipper Global Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–1.36	5.55
The fund’s annualized 30-day yield at October 31, 2015: 1.36% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	2 years	Partner – Capital International Investors
Gerald Du Manoir	5 years	Partner – Capital International Investors
Gregory D. Fuss	3 years	Partner – Capital International Investors
Theodore R. Samuels	5 years	Partner – Capital International Investors
Philip Winston	2 years	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus     18

Capital Group International Equity Fund

Investment objective

The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses [1]	0.00
Total annual fund operating expenses	0.85

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

19     Capital Group Private Client Services Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus     20

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	Lifetime
— Before taxes	4/1/2011	–0.34%	3.29%
— After taxes on distributions		–0.46	3.16
— After taxes on distributions and sale of fund shares		0.19	2.62

Indexes	1 year	Lifetime
MSCI EAFE (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–0.81%	2.99%
Lipper International Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–1.29	2.06
The fund’s annualized 30-day yield at October 31, 2015: 1.15% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gerald Du Manoir	5 years	Partner – Capital International Investors
Gregory D. Fuss	3 years	Partner – Capital International Investors
Philip Winston	2 years	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

21     Capital Group Private Client Services Funds / Prospectus

Capital Group U.S. Equity Fund

Investment objective

The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.02
Total annual fund operating expenses	0.67
Expense reimbursement[2]	0.02
Total annual fund operating expenses after reimbursement	0.65

1  Clients of Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2  The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .65%. The reimbursement will be in effect through at least March 4, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$212	$371	$833

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and

Capital Group Private Client Services Funds / Prospectus     22

competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

23     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2015:
	Inception date	1 year	Lifetime
— Before taxes	4/1/2011	1.82%	9.19%
— After taxes on distributions		0.69	8.23
— After taxes on distributions and sale of fund shares		1.98	7.25

Indexes	1 year	Lifetime
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.38%	11.80%
Lipper Growth and Income Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–2.08	7.52
The fund’s annualized 30-day yield at October 31, 2015: 1.30% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	2 years	Partner – Capital International Investors
Gregory D. Fuss	3 years	Partner – Capital International Investors
Theodore R. Samuels	5 years	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus     24

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the Capital Group Private Client Services Funds.

Capital Group Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

25     Capital Group Private Client Services Funds / Prospectus

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group Global Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common

Capital Group Private Client Services Funds / Prospectus     26

stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group International Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objective. Investors in the fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group U.S. Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

27     Capital Group Private Client Services Funds / Prospectus

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt

Capital Group Private Client Services Funds / Prospectus     28

more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Capital Group International Equity Fund

Single advisory platform — Most of the shares of the fund are held through a single advisory platform (more than 87% of the fund as of November 30, 2015). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

In addition to the investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the funds’ investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

29     Capital Group Private Client Services Funds / Prospectus

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

The Barclays 1-10 Year Short-Intermediate Municipal Bond Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays 1–5 Year Short Municipal Bond Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California 1-10 Year Short-Intermediate Municipal Bond Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California Short Municipal Bond Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California Short-Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays U.S. Government/Credit 1–10 Year ex BBB Index is a market-value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Average is composed of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The MSCI EAFE (Net) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital Group Private Client Services Funds / Prospectus     30

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Average is composed of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the funds is available at capitalpcsfunds.com. A description of each fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services

The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund. The investment results of the separately managed accounts do not represent the historical results of the equity funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee-paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Group Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Group International Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS International Equity Composite. The Capital Group U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS, results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and International Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers. The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

31     Capital Group Private Client Services Funds / Prospectus

Capital Group Private Client Services Global Equity Composite

Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI World (Net) Index
2015	–1.40%	–0.87%
2014	3.07	4.94
2013	26.56	26.68
2012	15.41	15.83
2011	–7.63	–5.54
2010	11.03	11.76
2009	32.10	29.99
2008	–37.05	–40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72

Average annual total returns
For periods ended December 31, 2015

	Separately managed accounts – net returns	MSCI World (Net) Index
One year	–1.40%	–0.87%
Five years	6.52	7.59
10 years	5.16	4.98

Capital Group Private Client Services International Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI EAFE (Net) Index
2015	– 0.67%	–0.81%
2014	–3.98	–4.90
2013	18.25	22.78
2012	17.51	17.32
2011	–10.79	–12.14
2010	12.61	7.75
2009	33.17	31.78
2008	–38.91	–43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25

Average annual total returns
For periods ended December 31, 2015

	Separately managed accounts – net returns	MSCI EAFE (Net) Index
One year	– 0.67%	–0.81%
Five years	3.41	3.60
10 years	4.27	3.03

Capital Group Private Client Services Funds / Prospectus     32

Capital Group Private Client Services U.S. Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	S&P 500 Index
2015	1.59%	1.38%
2014	7.65	13.69
2013	30.34	32.39
2012	12.75	16.00
2011	–1.75	2.11
2010	11.46	15.06
2009	26.77	26.46
2008	–33.01	–36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87

Average annual total returns
For periods ended December 31, 2015

	Separately managed accounts – net returns	S&P 500 Index
One year	1.59%	1.38%
Five years	9.57	12.57
10 years	6.02	7.31

Comparative indexes The composite investment results in this prospectus show how the average annual total returns of the composites compare with various broad measures of market results. See pages 30 and 31 of this prospectus for information on the indexes.

33     Capital Group Private Client Services Funds / Prospectus

Management and organization

Investment adviser Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the fund and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071. CGTC manages the investment portfolios and business affairs of the fund through the Capital Group Private Client Services division of Capital Bank and Trust Company (“CB&T”). Capital Group Private Client Services was founded in 1974 to manage the assets of high net worth individuals and families, as well as foundations, endowments and other nonprofit organizations.

The management fees for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to each of the Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, the investment adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee the investment adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the investment adviser from the unified management fee are paid by the fund.

A portion of the fund’s management fee may be paid by the fund’s investment adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the investment adviser.

A discussion regarding the basis for approval of the funds’ Investment Advisory and Service Agreement by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2015.

The statement of additional information contains more detailed information on the fund’s management fee.

The Capital SystemSM Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CGTC’s investment analysts may make decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the portfolio managers of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
John R. Queen	Investment professional for 25 years in total; 12 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		6 years
Capital Group Short-Term Municipal Fund		6 years
Capital Group California Core Municipal Fund		6 years
Capital Group California Short-Term Municipal Fund		6 years
Capital Group Core Bond Fund		6 years

Capital Group Private Client Services Funds / Prospectus     34

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
William L. Robbins	Investment professional for 24 years in total; 21 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		2 years
Capital Group U.S. Equity Fund		2 years
Gerald Du Manoir	Investment professional for 26 years in total; 25 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		5 years
Capital Group International Equity Fund		5 years
Gregory D. Fuss	Investment professional for 33 years in total; 9 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		3 years
Capital Group International Equity Fund		3 years
Capital Group U.S. Equity Fund		3 years
David A. Hoag	Investment professional for 28 years in total; 25 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager

Capital Group Core Bond Fund		6 years
Neil L. Langberg	Investment professional for 40 years in total; 38 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		6 years
Capital Group Short-Term Municipal Fund		6 years
Theodore R. Samuels	Investment professional for 36 years in total; 35 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		5 years
Capital Group U.S. Equity Fund		5 years
Philip Winston	Investment professional for 31 years in total; 19 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		2 years
Capital Group International Equity Fund		2 years

35     Capital Group Private Client Services Funds / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Karl J. Zeile	Investment professional for 25 years in total; 17 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group California Core Municipal Fund		6 years
Capital Group California Short-Term Municipal Fund		6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus     36

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company and/or State Street Bank and Trust Company, the fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, Capital Guardian Trust Company may not be able to open your account. If Capital Guardian Trust Company is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third party pricing services. The fund has adopted procedures for making fair value determinations if market quotations or prices from third party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Bank and Trust Company. Certain investors who are not clients of Capital Group Private Client Services may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

37     Capital Group Private Client Services Funds / Prospectus

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to sell shares.

A signature guarantee is required if the redemption is:

· more than $125,000;

· made payable to someone other than the registered shareholder(s); or

· sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if your Capital Group Private Client Services investment counselor determines it is appropriate.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption. If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Capital Group Private Client Services and the fund’s transfer agent reserve the right to require a signature guarantee(s) on any redemption. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and such securities remain at market risk until sold. The fund may use illiquid securities to redeem in-kind and you bear the risk of not being able to sell such illiquid securities.

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company, any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC or the fund’s transfer agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Capital Group Private Client Services Funds / Prospectus     38

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund’s board of trustees has adopted policies and procedures designed to detect and prevent frequent trading in fund shares. Under these procedures, the fund maintains surveillance procedures that are designed to detect frequent trading in fund shares and evaluates trading activity that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The fund also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations; and

· systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if the fund determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how other potentially abusive trading activity in the fund may be addressed.

39     Capital Group Private Client Services Funds / Prospectus

Distributions and taxes

Dividends and distributions Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital Group U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Group Global Equity Fund and Capital Group International Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Group Private Client Services Funds / Prospectus     40

Capital Group Core Bond Fund
Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund include custodial, legal, transfer agent and various other expenses.

41     Capital Group Private Client Services Funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from Capital Guardian Trust Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

Capital Group Core Municipal Fund

Financial highlights (for a share outstanding throughout each year)
For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Selected per share data:
Net asset value, beginning of year	$10.56	$10.44	$10.64	$10.29	$10.27
Income from investment operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	0.12	(0.20)	0.35	0.04
Total from investment operations	0.14	0.33	0.01	0.56	0.25
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	—	—	—	—	(0.02)
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.21)	(0.23)
Net asset value, end of year	$10.49	$10.56	$10.44	$10.64	$10.29
Total return[2]	1.31%	3.18%	0.10%	5.46%	2.56%
Net assets, end of year (in millions)	$379	$341	$299	$292	$250
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.97%	2.00%	2.00%	1.98%	2.10%
Portfolio turnover rate	16%	9%	18%	13%	19%

1 Based on average shares outstanding.

2 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Capital Group Private Client Services Funds / Prospectus     42

Capital Group Short-Term Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Selected per share data:
Net asset value, beginning of year	$10.19	$10.21	$10.32	$10.19	$10.17
Income from investment operations:
Net investment income[1]	0.12	0.13	0.14	0.14	0.11
Net realized and unrealized (losses) gains on securities	(0.07)	(0.01)	(0.07)	0.13	0.02
Total from investment operations	0.05	0.12	0.07	0.27	0.13
Dividends and distributions:
Dividends from net investment income	(0.12)	(0.13)	(0.14)	(0.14)	(0.10)
Distributions from capital gain	—[2]	(0.01)	(0.04)	—	(0.01)
Total dividends and distributions	(0.12)	(0.14)	(0.18)	(0.14)	(0.11)
Net asset value, end of year	$10.12	$10.19	$10.21	$10.32	$10.19
Total return[3]	0.51%	1.20%	0.66%	2.63%	1.33%
Net assets, end of year (in millions)	$142	$155	$136	$124	$138
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.45%	0.44%	0.46%	0.46%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.15%	1.24%	1.34%	1.32%	1.04%
Portfolio turnover rate	27%	20%	18%	25%	15%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

43     Capital Group Private Client Services Funds / Prospectus

Capital Group California Core Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Selected per share data:
Net asset value, beginning of year	$10.62	$10.40	$10.65	$10.25	$10.19
Income from investment operations:
Net investment income[1]	0.21	0.20	0.20	0.21	0.20
Net realized and unrealized (losses) gains on securities	(0.03)	0.22	(0.20)	0.40	0.06
Total from investment operations	0.18	0.42	—	0.61	0.26
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.20)	(0.21)	(0.21)	(0.20)
Distributions from capital gain	—	—	(0.04)	—[2]	—[2]
Total dividends and distributions	(0.21)	(0.20)	(0.25)	(0.21)	(0.20)
Net asset value, end of year	$10.59	$10.62	$10.40	$10.65	$10.25
Total return[3]	1.68%	4.08%	(0.04)%	5.99%	2.61%
Net assets, end of year (in millions)	$305	$280	$227	$208	$158
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.95%	1.92%	1.93%	1.99%	1.98%
Portfolio turnover rate	13%	18%	17%	21%	24%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Capital Group Private Client Services Funds / Prospectus     44

Capital Group California Short-Term Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Selected per share data:
Net asset value, beginning of year	$10.31	$10.27	$10.32	$10.12	$10.13
Income from investment operations:
Net investment income[1]	0.10	0.09	0.09	0.09	0.08
Net realized and unrealized (losses) gains on securities	(0.03)	0.04	(0.04)	0.20	(0.01)
Total from investment operations	0.07	0.13	0.05	0.29	0.07
Dividends and distributions:
Dividends from net investment income	(0.10)	(0.09)	(0.09)	(0.09)	(0.08)
Distributions from capital gain	—[2]	—[2]	(0.01)	—[2]	—
Total dividends and distributions	(0.10)	(0.09)	(0.10)	(0.09)	(0.08)
Net asset value, end of year	$10.28	$10.31	$10.27	$10.32	$10.12
Total return[3]	0.74%	1.30%	0.48%	2.96%	0.72%
Net assets, end of year (in millions)	$112	$138	$115	$107	$77
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.44%	0.44%	0.47%	0.49%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	0.98%	0.89%	0.91%	0.92%	0.83%
Portfolio turnover rate	23%	19%	9%	14%	20%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

45     Capital Group Private Client Services Funds / Prospectus

Capital Group Core Bond Fund

Financial highlights (for a share outstanding throughout each year)
For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Selected per share data:
Net asset value, beginning of year	$10.25	$10.24	$10.62	$10.40	$10.45
Income from investment operations:
Net investment income[1]	0.16	0.16	0.15	0.17	0.19
Net realized and unrealized (losses) gains on securities	(0.04)	0.04	(0.22)	0.23	0.09
Total from investment operations	0.12	0.20	(0.07)	0.40	0.28
Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.15)	(0.17)	(0.20)
Distributions from capital gain	(0.02)	(0.03)	(0.16)	(0.01)	(0.13)
Total dividends and distributions	(0.18)	(0.19)	(0.31)	(0.18)	(0.33)
Net asset value, end of year	$10.19	$10.25	$10.24	$10.62	$10.40
Total return[2]	1.25%	1.95%	(0.69)%	3.92%	2.80%
Net assets, end of year (in millions)	$335	$310	$296	$296	$280
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.59%	1.57%	1.43%	1.63%	1.82%
Portfolio turnover rate
Including mortgage dollar roll transactions	126%	137%	192%	134%	118%
Excluding mortgage dollar roll transactions	87%	—[3]	—[3]	—[3]	—[3]

1 Based on average shares outstanding.

2 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

3 Not available.

Capital Group Private Client Services Funds / Prospectus     46

Capital Group Global Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$13.27	$12.43	$9.99	$9.18	$10.00
Income from investment operations:
Net investment income[3]	0.18	0.14	0.12	0.14	0.05
Net realized and unrealized (losses) gains on securities	(0.03)	0.80	2.45	0.71	(0.87)
Total from investment operations	0.15	0.94	2.57	0.85	(0.82)
Dividends and distributions:
Dividends from net investment income	(0.14)	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	(0.15)	—	—	—	—
Total dividends and distributions	(0.29)	(0.10)	(0.13)	(0.04)	—
Net asset value, end of year	$13.13	$13.27	$12.43	$9.99	$9.18
Total return[4]	1.10%	7.60%	26.10%	9.19%	(8.20)%
Net assets, end of year (in millions)	$498	$510	$412	$205	$125
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.86%	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.34%	1.09%	1.09%	1.47%	0.94%[5]
Portfolio turnover rate	39%	29%	25%	35%	15%[7]

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 The fund commenced operations on April 1, 2011.

3 Based on average shares outstanding.

4 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

5 Annualized.

6 Reimbursement was less than $0.005.

7 Not annualized for periods less than one year.

47     Capital Group Private Client Services Funds / Prospectus

Capital Group International Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$11.56	$11.72	$9.74	$9.08	$10.00
Income from investment operations:
Net investment income[3]	0.13	0.16	0.15	0.13	0.07
Net realized and unrealized (losses) gains on securities	(0.05)	(0.23)	1.88	0.58	(0.99)
Total from investment operations	0.08	(0.07)	2.03	0.71	(0.92)
Dividends and distributions:
Dividends from net investment income	(0.14)	(0.09)	(0.05)	(0.05)	—
Total dividends and distributions	(0.14)	(0.09)	(0.05)	(0.05)	—
Net asset value, end of year	$11.50	$11.56	$11.72	$9.74	$9.08
Total return[4]	0.69%	(0.62)%	20.93%	7.91%	(9.20)%
Net assets, end of year (in millions)	$1,333	$1,652	$989	$256	$50
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.11%	1.35%	1.44%	1.38%	1.32%[5]
Portfolio turnover rate	34%	33%	25%	17%	20%[7]

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 The fund commenced operations on April 1, 2011.

3 Based on average shares outstanding.

4 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

5 Annualized.

6 Reimbursement was less than $0.005.

7 Not annualized for periods less than one year.

Capital Group Private Client Services Funds / Prospectus     48

Capital Group U.S. Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended					For the eight months ended	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10
Selected per share data:
Net asset value, beginning of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78
Income from investment operations:
Net investment income[3]	0.26	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized (losses) gains on securities	0.46	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	0.72	2.30	3.81	1.42	(0.92)	2.44	1.52
Dividends and distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.71)	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.95)	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)
Net asset value, end of year	$19.88	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09
Total return[4]	3.75%	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%
Net assets, end of year (in millions)	$198	$192	$167	$103	$74	$86	$75
Ratios/supplemental data:
Ratio of expenses to average net assets before reimbursement	0.67%	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.31%	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%
Portfolio turnover rate	29%	27%	25%	53%	82%[6]	7%[6]	22%

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.

3 Based on average shares outstanding.

4 Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.

5 Annualized.

6 Not annualized for periods less than one year.

49     Capital Group Private Client Services Funds / Prospectus

Notes

Capital Group Private Client Services Funds / Prospectus     50

More information about the funds
For shareholder services	(866) 421-2166

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalpcsfunds.com, call (866) 421-2166 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0316P Printed in USA CGD/AFD/10210	Investment Company File No. 811-22349

Capital Group Private Client Services FundsSM (the “trust”)

Part B
Statement of Additional Information

March 4, 2016

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Group Core Bond Fund (the “Core Bond Fund”), Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund (collectively the “Equity Funds”) (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated March 4, 2016. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group International Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Table of Contents

Item Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	25
Management of the fund	27
Execution of portfolio transactions	46
Disclosure of portfolio holdings	50
Price of shares	52
Taxes and distributions	54
Purchase and exchange of shares	58
Selling shares	59
General information	61
Appendix	64

Schedule of investments
Financial statements

Capital Group Private Client Services Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Private Client Services Funds — Page 2

Capital Group California Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

· The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

· The fund may invest only in securities of issuers domiciled outside the U.S. if they are U.S. dollar-denominated and are in the four highest rating categories.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s

Capital Group Private Client Services Funds — Page 1

securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Municipal Bond Funds and Core Bond Fund

· In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Municipal Bond Funds

· The funds may invest more than 25% of their assets in industrial development bonds.

Capital Group Global Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.

· The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group International Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.

· The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

Capital Group U.S. Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.

· Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

Equity Funds

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Private Client Services Funds — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Capital Group Private Client Services Funds — Page 3

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to the appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (c) municipal

Capital Group Private Client Services Funds — Page 4

obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

The Core Bond Fund and the Equity Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Capital Group Private Client Services Funds — Page 5

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Capital Group Private Client Services Funds — Page 6

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Capital Group Private Client Services Funds — Page 7

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser

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considers the higher of the credit rating of the insurer, based on the insurer’s claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

For the last several years, certain municipal issuers in Puerto Rico have experienced — and, in some cases, continue to experience — significant financial difficulties. The Puerto Rican economy is characterized by ongoing economic stagnation and fiscal challenges, including persistent budget deficits, underfunded public pensions, high unemployment, significant debt service obligations and liquidity issues. As a result, each of Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings has downgraded its respective ratings of Puerto Rico’s general obligation debt and of certain related Puerto Rican issuers to below investment grade. Each of these credit rating agencies also maintains a negative outlook on certain Puerto Rican issuers. Credit rating downgrades could potentially lead to less market demand, less liquidity, wider spreads and lower prices for Puerto Rico municipal securities. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal securities that may adversely affect the fund’s investments and performance. The situation prompted Governor Alejandro Garcia Padilla during the summer of 2015 to refer to Puerto Rico's debt as unpayable and to ask a group of government officials to produce a fiscal adjustment plan.

In June 2014, Puerto Rico enacted legislation to allow certain Puerto Rico public corporations, including Puerto Rico’s Electric Power Authority, Aqueduct and Sewer Authority, and Highway and Transportation Authority, to seek protection from creditors and to restructure their debt obligations should they become insolvent. Under this legislation, holders of debt of an insolvent public corporation could lose certain of their rights and likely would not receive timely payments of principal and interest. Shortly after the passage of the legislation, credit rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities. Additionally, certain holders of Puerto Rico municipal debt filed suit to have the legislation declared unconstitutional and unenforceable. In February 2015, the U.S. District Court for the District of Puerto Rico ruled that the legislation is unconstitutional as preempted by the U.S. Bankruptcy Code and therefore void. The Commonwealth has appealed this decision. The results, timing and course of this litigation are presently unpredictable and will remain uncertain until final resolution of the matter. However, if the legislation is ultimately found to be valid, its enforcement may have a negative impact on the fund’s investment results to the extent the fund holds securities of public corporations covered by the law.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest

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payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Capital Group Private Client Services Funds — Page 10

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of

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the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Group Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it

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do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to

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apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by

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changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may

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entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

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Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of

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investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

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While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

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Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

* * * * * *

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends

Capital Group Private Client Services Funds — Page 23

and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2015 and 2014, are as follows:

Fund	Fiscal year	Portfolio turnover rate
Capital Group Core Municipal Fund	2015	16%
	2014	9
Capital Group Short-Term Municipal Fund	2015	27
	2014	20
Capital Group California Core Municipal Fund	2015	13
	2014	18
Capital Group California Short-Term Municipal Fund	2015	23
	2014	19
Capital Group Core Bond Fund*	2015	126
	2014	137
Capital Group Global Equity Fund	2015	39
	2014	29
Capital Group International Equity Fund	2015	34
	2014	33
Capital Group U.S. Equity Fund	2015	29
	2014	27

* The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended October 31, 2015, was 87%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

Capital Group Private Client Services Funds — Page 26

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group Private Client Services Funds — Page 27

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Joseph C. Berenato, 1946 Trustee (2015)	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15[3]	Ducommun Incorporated

·  Service as chief financial officer, aerospace components manufacturer

·  Senior corporate management experience, corporate banking

·  Corporate board experience

·  Service as director, Federal Reserve Board of Los Angeles

·  Service on trustee board for educational organizations

·  MBA, Finance, MA, English, BS, Engineering

Richard G. Capen, Jr., 1934 Trustee (2009)	Corporate director and author	9	None

·  Service as publisher and chief executive officer, newspaper publishing company

· Senior management experience, newspaper publishing company

· Corporate board experience

· Former Assistant Secretary of Defense for Legislative Affairs

·  Former U.S. Ambassador to Spain

Capital Group Private Client Services Funds — Page 28

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Trustee (2015)	Director, EL & EL Investments (real estate)	16[3]	Edison International; Transocean Ltd.

·  Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

·  Senior management experience, investment banking

·  Former partner, public accounting firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Former member of the Governing Council of the Independent Directors Council

·  CPA (inactive)

H. Frederick Christie, 1933 Trustee (2009)	Private investor	9	Former director of AECOM Technology Corporation (until 2011); Ducommun Incorporated (until 2011); DineEquity, Inc. (until 2013)

·  Service as chairman and chief executive officer, non-utility holding company

·  Service as president and chief financial officer, utility company

·  Senior corporate management experience

·  Service on trustee board of charitable organization

·  MBA, Management

Capital Group Private Client Services Funds — Page 29

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Richard G. Newman, 1934 Lead independent trustee (2009)	Founder and Chairman Emeritus, AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	AECOM Technology Corporation (until 2015)	· Service as chief executive officer for multiple international companies · Experience as an engineer · Experience in global mergers and acquisitions and business · MS, civil engineering

Capital Group Private Client Services Funds — Page 30

Interested trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 1953 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, Capital Research and Management Company*	12[3]	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John S. Armour, 1957 President (2013)	President – Private Client Services Division, Capital Bank and Trust Company
John R. Queen, 1965 Senior Vice President (2009)	Senior Vice President – Private Client Services Division, Capital Bank and Trust Company; Vice President – Capital Fixed Income Investors, Capital Research and Management Company*
William L. Robbins, 1968 Senior Vice President (2014)	Partner – Capital International Investors, Capital Research and Management Company*
Timothy W. McHale, 1978 Vice President (2009)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*
Courtney R. Taylor, 1975 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*
Gregory F. Niland, 1971 Treasurer (2014)	Vice President - Investment Operations, Capital Research and Management Company*

Capital Group Private Client Services Funds — Page 31

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan K. Countess, 1966 Assistant Secretary (2012)	Associate – Fund Business Management Group, Capital Research and Management Company*
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President — Investment Operations, Capital Research and Management Company*

* Company affiliated with Capital Guardian Trust Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Guardian Trust Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital Guardian Trust Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the officers listed, except John R. Queen and William L. Robbins, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Private Client Services Funds — Page 32

Fund shares owned by trustees as of December 31, 2015:

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee
Independent trustees
Joseph C. Berenato	None	None
Richard G. Capen, Jr.	Over $100,000	Over $100,000
Vanessa C. L. Chang	$10,001 – $50,000	Over $100,000
H. Frederick Christie	Over $100,000	Over $100,000
Richard G. Newman	Over $100,000	Over $100,000

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee
Interested trustees
Paul F. Roye	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2 Mr. Capen, Mr. Christie and Mr. Newman formerly served as independent directors of certain of the American Funds which are managed by an affiliate of Capital Guardian Trust Company.

Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The trust pays each independent trustee an annual fee of $41,200. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2015:

Name	Aggregate compensation from the trust	Total compensation from all funds managed by Capital Guardian Trust Company or its affiliates
Joseph C. Berenato*	$22,948	$323,625
Richard G. Capen, Jr.	42,607	54,500
Vanessa C. L. Chang*	24,223	306,729
H. Frederick Christie	40,937	52,417
Richard G. Newman	40,658	52,000

* Mr. Berenato and Ms. Chang were elected to the board effective March 13, 2015.

Capital Group Private Client Services Funds — Page 33

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the trust. Independent board members are paid certain fees for services rendered to the trust as described above.

The trust has eight funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.

The trust’s declaration of trust and by-laws that the trust has entered into provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an “interested person” of the trust within the meaning of the 1940 Act. The trustees have determined that an interested chair is appropriate and benefits shareholders because an interested chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent trustees exercise their informed business judgment to appoint an individual of their choosing to serve as chair, regardless of whether the trustee happens to be independent or a member of management. The independent trustees have determined that they can act independently and effectively without having an independent trustee serve as chair and that key structural components for assuring that they are in a position to do so is for the independent trustees to constitute a substantial majority of the board and to have board committees that consist solely of independent trustees. The chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs and serving as the principal contact for fund management and independent counsel to the trustees and the fund. Richard G. Newman serves as lead independent trustee.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund’s service providers’ operations, including risks. For example, the board receives reports from investment

Capital Group Private Client Services Funds — Page 34

professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of all of the independent trustees. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held two meetings during the 2015 fiscal year.

The trust has a contracts committee comprised of all of the independent trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the trust and its investment adviser and other service providers, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Transfer Agency and Service Agreement. The contracts committee held one meeting during the 2015 fiscal year.

The trust has a nominating committee comprised of all of the independent trustees. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating committee held four meetings during the 2015 fiscal year.

Proxy voting procedures and principles — The investment adviser votes the proxies of securities held by the fund according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the board.

Information relating to how the fund voted proxies relating to portfolio securities during the twelve month period ending June 30 of each year will be available on or about September 1 of each year (i) without charge, upon request, by calling (800) 421-4996 or (ii) on the SEC’s website at www.sec.gov.

Policy — The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for

Capital Group Private Client Services Funds — Page 35

which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

Fiduciary responsibility and long-term shareholder value — The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special review — From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee (“SRC”) reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Proxy review process — Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize

Capital Group Private Client Services Funds — Page 36

in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines — The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance — The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

Capital structure — The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans — The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility — The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Capital Group Private Client Services Funds — Page 37

Special review procedures — If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the SRC. The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.
The investment adviser’s proxy voting record — Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

Annual assessment — The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

Capital Group Private Client Services Funds — Page 38

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 5, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Private Client Services Account #1 Irvine, CA	Capital Group California Short-Term Municipal Fund	Record	18.22%
Capital Private Client Services Account #2 Irvine, CA	Capital Group Global Equity Fund	Record	6.46%

As of February 5, 2016, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Most of the shares of Capital Group International Equity Fund are held through a single advisory platform (more than 87% of the fund as of November 30, 2015). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Capital Group Private Client Services Funds — Page 39

Investment adviser — Capital Guardian Trust Company, the fund’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets.

Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. Bonuses for investment results generated in 2016 and thereafter will be based on the most recent year, a three-year rolling average, a five-year rolling average and an eight-year rolling average, with increasing weight placed on each succeeding measurement period. Bonuses for investment results generated in 2015 will be calculated using both methods referenced above, and the payment for individual managers and analysts will be the higher of the two calculations. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus:

Capital Group Core Municipal Fund – Barclays 1-10 Year Intermediate-Short Municipal Bond Index and a custom average consisting of one share class per fund of short-intermediate municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short-Term Municipal Fund – Barclays 1-5 Year Short Municipal Bond Index and a custom average consisting of one share class per fund of short municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Core Municipal Fund – Barclays California 1-10 Year Intermediate-Short Municipal Bond Index and a custom average consisting of one share class

Capital Group Private Client Services Funds — Page 40

per fund of California short-intermediate municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Short-Term Municipal Fund – Barclays California Short Municipal Bond Index and a custom average consisting of one share class per fund of short municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Core Bond Fund – Barclays U.S. Government/Credit 1-10 Year ex BBB Index, and custom averages consisting of one share class per fund of short-intermediate investment grade debt funds and short-intermediate U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Global Equity Fund – MSCI World Index; Lipper Global Funds Index; MSCI EAFE Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index [pending WLR review];

Capital Group International Equity Fund – MSCI EAFE Index; and a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; and

Capital Group U.S. Equity Fund – S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index.

From time to time, the fund’s investment adviser may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

Capital Group Private Client Services Funds — Page 41

The following table reflects information as of October 31, 2015:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]		Dollar range of assets owned in accounts with a similar mandate as the fund
Capital Group Core Municipal Fund
John R. Queen	None[5]	7	$5.7	None		707[6]	$10.08	None
Neil L. Langberg	None[5]	6	$20.4	None		None		None
Capital Group Short-Term Municipal Fund
John R. Queen	None[5]	7	$6.0	None		707[6]	$10.08	None
Neil L. Langberg	None[5]	6	$20.7	None		None		None
Capital Group California Core Municipal Fund
John R. Queen	$50,001 – $100,000	7	$5.8	None		707[6]	$10.08	None
Karl J. Zeile	$500,001 – $1,000,000	5	$16.7	None		None		None
Capital Group California Short-Term Municipal Fund
John R. Queen	None[5]	7	$6.0	None		707[6]	$10.08	None
Karl J. Zeile	$500,001 – $1,000,000	5	$16.9	None		None		None
Capital Group Core Bond Fund
John R. Queen	$50,001 – $100,000	7	$5.8	None		707[6]	$10.08	None
David A. Hoag	None[5]	4	$136.8	None		None		None
Capital Group Global Equity Fund
William L. Robbins	$100,001 – $500,000	5	$60.9	None		1,057	$8.58	None
Gerald Du Manoir	None[5]	7	$1.9	7	$4.93	670[7]	$16.94	None
Gregory D. Fuss	$100,001 – $500,000	6	$1.9	None		1,139	$9.72	None
Theodore R. Samuels	None[5]	4	$0.7	4	$0.60	1,127[8]	$9.89	None
Philip Winston	None[5]	8	$96.7	7	$4.93	610[9]	$19.37	None
Capital Group International Equity Fund
Gerald Du Manoir	None[5]	7	$1.0	7	$4.93	670[7]	$16.94	None
Gregory D. Fuss	$100,001 – $500,000	6	$1.0	None		1,139	$9.72	None
Philip Winston	None[5]	8	$95.8	7	$4.93	610[9]	$19.37	None

Capital Group Private Client Services Funds — Page 42

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]		Dollar range of assets owned in accounts with a similar mandate as the fund
Capital Group U.S. Equity Fund
William L. Robbins	$100,001 – $500,000	5	$61.2	None		1,057	$8.58	None
Gregory D. Fuss	$100,001 – $500,000	6	$2.2	None		1,139	$9.72	None
Theodore R. Samuels	None[5]	4	$1.0	4	$0.60	1,127[8]	$9.89	Over $1,000,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

3 Represents funds advised or sub-advised by Capital Guardian Trust Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Guardian Trust Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Guardian Trust Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.

5 Tax considerations for the investment professional may influence the investment professional’s decision to own shares of the fund.

6 The advisory fee of one of these accounts (representing less than $1 million in total assets) is based partially on its investment results.

7 The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.

8 The advisory fee of two of these accounts (representing $0.29 billion in total assets) is based partially on their investment results.

9 The advisory fee of two of these accounts (representing $2.76 billion in total assets) is based partially on their investment results.

Capital Group Private Client Services Funds — Page 43

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until April 30, 2016, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the trust’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

Capital Group Private Client Services Funds — Page 44

The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Group Core Municipal Fund	0.35%
Capital Group Short-Term Municipal Fund	0.35
Capital Group California Core Municipal Fund	0.35
Capital Group California Short-Term Municipal Fund	0.35
Capital Group Core Bond Fund	0.35
Capital Group Global Equity Fund	0.85
Capital Group International Equity Fund	0.85
Capital Group U.S. Equity Fund	0.65

For the fiscal years ended October 31, 2015, 2014 and 2013, the investment adviser was entitled to receive from the funds the following management fees:

Capital Group Core Municipal Fund	2015	$1,272,000
	2014	1,111,000
	2013	1,076,000
Capital Group Short Term Municipal Fund	2015	529,000
	2014	496,000
	2013	446,000
Capital Group California Core Municipal Fund	2015	1,030,000
	2014	862,000
	2013	804,000
Capital Group California Short-Term Municipal Fund	2015	447,000
	2014	439,000
	2013	391,000
Capital Group Core Bond Fund	2015	1,128,000
	2014	1,064,000
	2013	1,039,000
Capital Group Global Equity Fund	2015	4,358,000
	2014	3,963,000
	2013	2,613,000
Capital Group International Equity Fund	2015	12,005,000
	2014	12,390,000
	2013	4,930,000
Capital Group U.S. Equity Fund	2015	1,279,000
	2014	1,169,000
	2013	887,000

Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

An affiliate of the investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2015, 2014 and 2013 were: $247,000, $190,000 and $189,000 for Capital Group Global Equity Fund, $828,000, $1,118,000 and $675,000 for Capital Group International Equity Fund and $41,000, $37,000 and $47,000 for Capital Group U.S. Equity Fund.

The trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the trust the largest amount of brokerage commissions by participating, directly or indirectly, in the trust’s portfolio transactions during the trust’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the trust during the trust’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the trust during the trust’s most recently completed fiscal year.

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At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Citigroup Global Markets, Inc., Credit Suisse Group AG, Morgan Stanley, BNY Capital Markets, Goldman Sachs & Co., UBS Securities LLC and Wells Fargo Bank, NA. At the end of the trust’s most recently completed fiscal year, the following funds held debt or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond Fund	Citigroup, Inc.	Debt	$1,450,146
	Credit Suisse Group AG	Debt	1,940,598
	Morgan Stanley & Co. LLC	Debt	1,897,613
	The Bank of New York Mellon Corp.	Debt	503,843
	The Goldman Sachs Group, Inc.	Debt	1,678,699
Capital Group Global Equity Fund	Credit Suisse Group AG	Equity	1,006,278
	The Goldman Sachs Group, Inc.	Equity	5,925,000
	UBS AG	Equity	437,616
	Wells Fargo & Co.	Equity	3,902,411
Capital Group International Equity Fund	Credit Suisse Group AG	Equity	4,272,612
	UBS AG	Equity	6,978,671
Capital Group U.S. Equity Fund	The Goldman Sachs Group, Inc.	Equity	3,168,750
	Wells Fargo & Co.	Equity	3,083,814

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Disclosure of portfolio holdings

The trust’s investment adviser, on behalf of the trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalpcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website.

The trust’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the trust’s custodian, outside counsel and auditor.

Affiliated persons of the trust, including officers of the trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the trust, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the trust nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service

Capital Group Private Client Services Funds — Page 50

providers of the trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The trust’s investment adviser and its affiliates provide investment advice to clients other than the funds that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the trust’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased or sold (redeemed) at the net asset value next determined after the purchase or sell order is received and accepted by the trust, Capital Guardian Trust Company or the Transfer Agent. The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Capital Group Private Client Services investment counselors or their authorized designees, accepted by the Capital Guardian Trust Company, the Transfer Agent or any of its designees.

Orders received by Capital Group Private Client Services investment counselors or an authorized designee, the Transfer Agent or the trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the trust. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted

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bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board. Subject to board oversight, the trust’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

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The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

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The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, a division of Capital Bank and Trust Company, the trust’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital Group U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by Capital Group U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the fund’s prospectus, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent to purchase shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact Capital Group Private Client Services investment counselor or the fund’s transfer agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. Capital Group Private Client Services reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date. The fund’s purchase blocking policy may be waived for transactions in the month of December that are made for tax planning purposes.

Other potentially abusive activity — In addition to implementing purchase blocks, the fund will monitor for other types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, Capital Group Private Client Services will request that the shareholder discontinue the activity. If the activity continues, Capital Group Private Client Services will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Capital Group Private Client Services Funds — Page 59

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing CGTC (you may also reinstate them at any time by writing CGTC). If CGTC does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Capital Group Private Client Services Funds — Page 60

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — State Street Bank and Trust Company maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $97,000 for the 2015 fiscal year for transfer agency services provided to the Municipal Bond Funds and the Core Bond Fund.

Fund accounting — State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $352,000 for accounting and administrative services provided to the Municipal Bond Funds and the Core Bond Fund in the 2015 fiscal year.

Administration – State Street Bank and Trust Company provides certain administrative services to the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Codes of ethics — The trust and Capital Guardian Trust Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group Private Client Services Funds — Page 61

Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

Capital Group Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.49

Capital Group Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.12

Capital Group California Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.59

Capital Group California Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.28

Capital Group Core Bond Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.19

Capital Group Private Client Services Funds — Page 62

Capital Group Global Equity Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.13

Capital Group International Equity Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.50

Capital Group U.S. Equity Fund

Determination of net asset value and redemption price — October 31, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$19.88

Capital Group Private Client Services Funds — Page 63

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Private Client Services Funds — Page 64

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Private Client Services Funds — Page 65

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Group Private Client Services Funds — Page 66

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds — Page 67

Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds — Page 68

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Group Private Client Services Funds — Page 69

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Private Client Services Funds — Page 70

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds — Page 71

Capital Group Core Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - 96.7%	Principal amount (000)	Value (000)
Municipals - 96.6%
Alabama - 1.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,589
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	117
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,068
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	166
		3,940

Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	585	613
		613

Arizona - 3.0%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.86%, 2048[1]	3,100	3,170
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	361
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,096
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	847
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,256
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	140
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,085
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	181
5.00%, 2021	1,000	1,093
		11,229

Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.56%, 2044[1]	600	594
		594

California - 11.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,060
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	105
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	2,200	2,162
0.91%, 2047	1,500	1,474
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	1,000	999
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F (Pre-refunded with FHLMC/FNMA to 04/01/2016 @ 100), 5.00%, 2022	125	128
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	357
5.00%, 2028	315	364
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	869
5.00%, 2020	1,000	1,156

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	$1,800	$2,109
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	1,000	991
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	1,300	1,294
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,250
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,154
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	998
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	735
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,042
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	106
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	592
4.00%, 2017	1,215	1,285
5.00%, 2023	900	1,066
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	846
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,056
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	1,000	1,059
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,168
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,335
5.00%, 2020	750	874
5.00%, 2021	1,000	1,184
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	581
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	959
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	120
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	811
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	965
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	1,350	1,347
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.848%, 2019[1]	100	98
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,379
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	294
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	681
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,178
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,850	1,850

6	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2020	$1,500	$1,742
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	597
5.25%, 2021	100	116
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	451
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	224
		44,916

Colorado - 2.6%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	226
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	315
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	592
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,500	1,714
5.00%, 2026	2,000	2,265
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	121
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,104
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	771
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.76%, 2039[1]	475	477
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,105
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	176
		9,866

District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	868
		868

Florida - 10.6%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	578
5.00%, 2022	500	581
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 2016	700	719
5.25%, 2017	2,100	2,250
6.00%, 2016	300	310
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	2,500	2,823
5.00%, 2020	1,100	1,269
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	169
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,110
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	112
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	103
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,149
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,258

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Florida - continued
5.00%, 2017	$2,000	$2,175
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	592
5.00%, 2022	1,300	1,557
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,227
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	100	103
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,147
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	435	455
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	660	702
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	380	404
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 2016	2,700	2,784
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	697
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 2016	2,000	2,064
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,617
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	337
5.00%, 2022	400	448
5.00%, 2023	300	335
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,072
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured), 3.00%, 2016	2,050	2,086
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 2015	100	100
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	653
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,084
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	448
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	342
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 2021	75	77
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, 2021	200	205
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,101
5.00%, 2021	785	886
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	482
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	473
5.00%, 2028	1,000	1,138
		40,222

Georgia - 2.7%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	336
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,250	1,317
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,258
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	228
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,760	1,897
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	443

8	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Georgia - continued
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 2016	$100	$101
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	800	798
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,151
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	585
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,143
		10,257

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,384
		1,384

Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 2019	600	692
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2019	1,250	1,445
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	816
		2,953

Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,155
5.00%, 2022	1,000	1,181
		2,336

Illinois - 7.3%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 2016	100	100
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	290
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,740
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,149
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	580
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,066
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	218
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,024
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	1,070	1,148
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,016
5.00%, 2027	590	679
5.00%, 2027	600	677
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	588
5.00%, 2027	250	289
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,132
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,724
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,051

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Illinois - continued
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	$1,000	$1,176
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,313
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,321
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,880
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,215
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	316
5.00%, 2021	375	412
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,735
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	32
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	76
		27,532

Indiana - 1.7%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	505
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	553
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	114
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,400	1,419
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,392
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,082
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,252
		6,317

Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	784	728
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	344
		1,072

Kansas - 0.2%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	559
		559

Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,791
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	445	471
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,811
		6,073

Louisiana - 2.0%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 2016	300	305
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	194
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	70
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,786

10	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Louisiana - continued
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	$2,000	$2,132
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	1,000	1,014
5.50%, 2028	1,000	1,075
5.50%, 2029	1,000	1,101
		7,677

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	703
		703

Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	680	742
		742

Massachusetts - 2.6%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 2016	160	163
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series B, 2.00%, 2016	2,600	2,627
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series C, 2.00%, 2016	1,400	1,416
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.56%, 2038[1]	990	989
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	1,500	1,499
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	116
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,470	1,598
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,175	1,279
		9,687

Michigan - 4.6%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 0.818%, 2032[1]	1,500	1,348
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,565
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,297
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,190
5.00%, 2021	700	794
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,170
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,750	1,905
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,618
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,365
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2016	150	153
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	999
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,628

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Michigan - continued
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	$700	$731
		17,465

Minnesota - 0.9%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	369
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	450	470
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	791	766
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	475	500
St. Paul Housing & Redev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 2023	1,000	1,154
		3,259

Missouri - 0.0%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	50	50
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 2019	100	113
		163

Nebraska - 0.6%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,140
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2044	470	510
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	360	365
3.00%, 2043	355	366
		2,381

Nevada - 2.2%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2016	325	335
County of Clark, Port, Airport & Marina Rev. Ref. Bonds:
5.00%, 2017	1,400	1,502
5.00%, 2024	2,705	3,265
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,160
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,255
		8,517

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	616
		616

New Jersey - 4.9%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	631
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:

12	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New Jersey - continued
5.00%, 2020	$1,000	$1,150
5.00%, 2021	200	233
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, 4.00%, 2015	1,000	1,004
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,181
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,274
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.91%, 2017[1]	1,025	1,012
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 2015	1,000	1,004
5.00%, 2017	1,420	1,525
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	2,050	2,043
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	1,150	1,146
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,415
5.00%, 2021	2,000	2,266
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	597
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[3]	4,000	1,012
		18,493

New Mexico - 0.6%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,023
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 0.974%, 2028[1]	65	65
		2,088

New York - 6.1%
Build NYC Ress. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	473
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,155
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	1,000	993
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	105
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.51%, 2031[1]	1,250	1,245
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 2016	1,830	1,873
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.01%, 2020[1]	2,000	2,008
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.59%, 2039[1]	2,000	1,974
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,409
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,114
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	332
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	113
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 2016	125	128
New York State Dormitory Auth., Income Tax Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2016	500	507
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,083
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,828

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New York - continued
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	$544	$574
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	221
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,980
		23,115

North Carolina - 1.5%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	467
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre- refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	192
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,846
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,300
		5,805

North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	430	453
		453

Ohio - 4.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,313
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,129
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	462
5.00%, 2027	1,425	1,623
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,112
5.00%, 2019	2,000	2,278
5.00%, 2020	1,030	1,193
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	227
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,220	1,395
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	882
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 2033[1]	1,000	1,023
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,069
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,091
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,626
		16,423

Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	223
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.81%, 2023[1]	1,540	1,537
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	931
		2,691

Oregon - 1.5%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,505

14	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Oregon - continued
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	$600	$676
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	885
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,445	1,566
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	1,000	1,018
		5,650

Pennsylvania - 2.7%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	470
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	357
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	892
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,608
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	992
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.69%, 2018[1]	1,500	1,489
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 0.99%, 2021[1]	950	946
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,225
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	232
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,014
		10,225

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	426
5.00%, 2016	400	397
5.00%, 2017	500	491
5.00%, 2019	710	696
		2,010

South Carolina - 1.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,118
5.00%, 2020	500	576
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	690	749
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds (Escrowed to Maturity), 5.00%, 2016	385	388
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,188
		4,019

South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,200	2,394
		2,394

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Tennessee – 1.4%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	$100	$113
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	1,400	1,397
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	725	771
4.00%, 2045	1,000	1,094
4.50%, 2037	640	683
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	900	980
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	395	411
		5,449

Texas - 7.1%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	292
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,400	1,399
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,687
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	550	582
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	3,150	3,134
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	104
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 2017	1,695	1,779
4.00%, 2016	955	994
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	105
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,057
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,174
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	1,500	1,542
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	484
5.00%, 2018	275	309
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	142
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.41%, 2031[1]	200	200
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	990
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	460
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with U.S Govt. Securities to 05/16/2016 @ 100), (Mandatory Put 11/16/17 @ 100), 0.54%, 2048[1]	950	951
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.681%, 2036[1]	750	751
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	342
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,825	1,859
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16

16	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Texas - continued
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	$85	$94
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	111
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,122
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,364
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2029	1,315	1,434
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	189
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	200
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 2016	1,500	1,513
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	646
		27,026

Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	920
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	217
		1,137

Washington - 2.1%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with Agencies/U.S Treasury Obligations to 07/01/2016 @ 100), 5.00%, 2022	15	16
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt. Securities 07/01/16 @ 100), 5.00%, 2022	85	88
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,074
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	105
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre- refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	58
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 2016	1,500	1,542
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	111
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,327
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	950
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,282
5.00%, 2026	500	569
		8,122

West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,510
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,009
		3,519

Private Client Services Funds	17

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Wisconsin – 1.0%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	$1,145	$1,270
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 2018	100	109
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,299
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	933
		3,611

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,710	1,794
		1,794

Total municipals		365,965

Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
		455

Total corporate bonds & notes		455
Total bonds & notes (cost: $357,364,000)		366,420

Short-term securities - 3.0%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	2,045	2,045
City of Irvine, Special Assessment Ref. Bonds, 0.01%, September 02, 2050[1,2]	900	900
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.01%, November 15, 2035[1]	900	900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	1,100	1,100
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	100	100
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, January 01, 2033[1]	720	720
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.01%, August 01, 2044[1]	500	500
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.01%, February 15, 2035[1]	175	175
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	800	800
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds:[1]
0.01%, July 01, 2034	940	940
0.01%, July 01, 2038	640	640
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.44%, April 01, 2033[1]	600	600
Total short-term securities (cost: $11,420,000)		11,420

18	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Total investment securities (cost: $368,784,000)	377,840
Other assets less liabilities	1,316

Net assets	$379,156

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $3,461,000, representing 0.91% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	19

Capital Group Short-Term Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - 87.7%	Principal amount (000)	Value (000)
Arizona - 0.8%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	$300	$352
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	250	269
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	589
		1,210

California - 9.3%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	1,500	1,474
0.91%, 2047	550	540
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	633
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	574
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,156
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,149
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	500	498
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	624
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	222
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,143
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	705
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	589
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	235	276
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	750	779
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	166
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	650	650
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	235
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,091
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	424
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	298
		13,226

Colorado - 0.5%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	565
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	172
		737

Connecticut - 2.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	445	477
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	665	722
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,205	1,293

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Connecticut - continued
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	$675	$724
		3,216

District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 2016	100	100
		100

Florida - 5.5%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,371
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	624
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	750	752
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 2029	355	377
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	205	218
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	318
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	768
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	573
Tampa Bay Water, Water Rev. Ref. Bonds, Series A:
5.00%, 2016	1,250	1,303
5.00%, 2017	450	488
		7,792

Georgia - 4.6%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	270
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	107
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,153
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 0.96%, 2035[1]	400	396
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	640	690
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	200	214
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,314
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	1,300	1,297
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.29%, 2025[1]	1,000	996
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	131
		6,568

Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	629
		629

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Hawaii - 0.8%
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2017	$1,000	$1,091
		1,091

Illinois - 6.0%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2016	1,000	1,007
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	332
5.00%, 2018	200	215
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	559
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	700	720
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	327
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,276
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,149
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,629
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	765
		8,564

Indiana - 1.0%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2016	600	610
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	555
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	234
		1,399

Kentucky - 0.1%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	155	164
		164

Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 2028	935	1,008
		1,008

Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	695
		695

Massachusetts - 2.9%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.31%, 2043[1]	1,750	1,745
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 2016	600	619
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	500	500
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	960	1,040

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	$230	$251
		4,155

Michigan - 2.4%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,089
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,000	1,089
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	335
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	348
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	574
		3,435

Minnesota - 0.2%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	230	242
		242

Missouri - 0.6%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	354
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	410	443
		797

Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,140
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	415	428
4.00%, 2044	945	1,025
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	295	299
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	515	533
		3,425

Nevada - 1.6%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 2016	300	310
5.00%, 2017	750	804
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2021	1,000	1,182
		2,296

New Jersey - 4.3%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	612
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	809
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2015	500	502
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	500	498

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
New Jersey - continued
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	$500	$498
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	816
5.00%, 2019	1,500	1,664
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	256
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[3]	2,000	506
		6,161

New Mexico - 0.8%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,012
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 0.974%, 2028[1]	65	64
		1,076

New York - 7.7%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	612
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	1,000	1,048
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	864
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	2,000	1,987
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.91%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, 2020	850	998
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @100), 0.59%, 2039[1]	2,600	2,567
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	400	406
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 2017	500	537
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	506
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	339
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	403	425
		10,941

North Carolina - 0.8%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds:
5.00%, 2020	400	460
5.00%, 2021	600	704
		1,164

North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	190	201
4.00%, 2038	1,610	1,754
		1,955

Ohio - 2.2%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2016	1,660	1,673

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Ohio - continued
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 2017	$750	$788
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	235
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	415	443
		3,139

Oklahoma - 0.4%
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	167
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, 2016	400	405
		572

Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,003
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	2,225	2,231
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,445	1,566
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	400	407
		5,207

Pennsylvania - 0.2%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	261
		261

Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	343
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	250	248
5.00%, 2017	250	246
		837

Rhode Island - 0.8%
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	1,000	1,077
		1,077

South Carolina - 0.3%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	415	451
		451

South Dakota - 0.5%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	294

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
South Dakota - continued
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	$410	$446
		740

Tennessee - 3.2%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	700	699
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	365	388
4.00%, 2045	885	963
4.00%, 2045	2,000	2,188
4.50%, 2037	330	352
		4,590

Texas - 10.3%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, 2042[1]	1,000	1,143
City of Austin Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,525	1,812
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2016	1,000	1,016
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	600	600
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.61%, 2034[1]	1,000	1,000
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	529
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	650	647
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	476
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	104
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	224
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	575
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	360
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.41%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	496
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.681%, 2036[1]	650	651
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @100), 1.95%, 2038[1]	600	611
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	458
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.39%,2041[1]	1,000	991
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 2016	325	331
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	537
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	240	257
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	638
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	511
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.36%, 2032[1]	500	500
		14,642

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Virginia - 1.5%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	$250	$293
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	690
5.00%, 2020	1,000	1,163
		2,146

Washington - 3.5%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	309
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2018	600	665
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 2016	1,000	1,032
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,668
5.00%, 2019	900	1,029
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	295	313
		5,016

West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.54%, 2041[1]	1,750	1,737
		1,737

Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,101
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	511
		1,612

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	730	766
		766

Total bonds & notes (cost: $123,807,000)		124,839

Short-term securities - 12.0%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,100	1,100
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	2,100	2,100
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	1,000	1,000
City of Baton Rouge/Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.01%, November 01, 2019[1]	1,105	1,105
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	400	400
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	1,300	1,300
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, February 01, 2038[1]	785	785
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	800	800

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Short-term securities - continued	amount (000)	Value (000)
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, July 01, 2038[1]	$565	$565
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.01%, June 01, 2041[1]	2,500	2,500
Syracuse Ind. Dev. Agcy., College & Univ. Rev. Ref. Bonds, Series A-1, 0.01%, July 01, 2037[1]	1,935	1,935
Triborough Bridge & Tunnel Auth., Transit Rev. Ref. Bonds, Sub-Series B-2, 0.01%, January 01, 2032[1]	500	500

Total short-term securities (cost: $17,090,000)		17,090
Total investment securities (cost: $140,897,000)		141,929
Other assets less liabilities		382

Net assets		$142,311

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $425,000, representing 0.30% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
COLL	=	Collateral
Comm.	=	Community
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	29

Capital Group California Core Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - 95.4%	amount (000)	Value (000)
California - 90.9%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,125
5.00%, 2020	715	794
5.00%, 2021	495	552
5.00%, 2022	1,000	1,120
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2016	1,500	1,504
5.125%, 2020	1,500	1,644
5.25%, 2020	885	972
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	453
5.00%, 2020	550	636
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	642
5.00%, 2022	225	240
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	450
5.00%, 2024	400	482
5.00%, 2025	515	614
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,250	1,493
5.00%, 2022	975	1,179
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	968
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	534
5.00%, 2025	425	491
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	602
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	320
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.11%, 2045[1]	4,200	4,152
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.91%, 2045[1]	2,800	2,752
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,515
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	659
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, 2021	100	114
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	1,000	992
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	618
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2021	700	729
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,301
5.00%, 2021	550	639
5.00%, 2021	700	833
5.00%, 2021	525	525
5.50%, 2029	300	344
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	137
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	195
5.00%, 2025	1,000	1,200
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	628
4.00%, 2022	500	554

Private Client Services Funds	31

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
4.50%, 2017	$335	$360
5.00%, 2021	535	626
5.00%, 2024	100	113
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	710	728
5.00%, 2018	1,100	1,227
5.00%, 2025	400	487
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	308
5.00%, 2022	770	861
5.00%, 2024	150	176
5.00%, 2025	375	437
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,561
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	111
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,154
5.00%, 2022	175	207
5.00%, 2023	135	160
5.00%, 2025	130	157
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	608
5.00%, 2020	675	778
5.00%, 2020	500	591
5.00%, 2021	350	415
5.00%, 2023	1,000	1,192
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 2019	400	446
5.00%, 2021	1,000	1,004
5.375%, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	2,011
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, 2028	200	232
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	293
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @100), 0.29%, 2047[1]	1,000	991
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	2,500	2,488
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	998
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	111
4.50%, 2026	100	111
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 2018	100	108
5.00%, 2019	100	108
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	320	370
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	505
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	160
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.51%, 2045[1]	1,325	1,317
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2022	$885	$1,037
5.00%, 2025	500	588
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,135
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	799
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	221
5.00%, 2018	2,000	2,219
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	107
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	250
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	87
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	147
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,387
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 2021	100	111
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, 2016	525	549
5.00%, 2022	70	78
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	222
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	300	326
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,483
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	956
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	726
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	846
5.00%, 2023	250	309
5.00%, 2025	1,500	1,888
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 2021	955	955
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 2021	1,645	1,645
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,113
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	110
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	684
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	1,100	1,135
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	709
3.00%, 2021	600	609
5.00%, 2025	300	364
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	15	15
5.00%, 2019	600	674
5.00%, 2019	1,000	1,142
5.00%, 2021	1,000	1,148

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2023	$1,100	$1,265
5.00%, 2024	300	342
5.00%, 2025	750	893
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	588
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,284
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	246
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,914
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	896
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	315
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,194
5.00%, 2024	600	651
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	586
5.00%, 2022	450	539
5.00%, 2025	665	797
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	562
5.00%, 2022	1,355	1,572
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,588
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	336
3.15%, 2021	570	592
3.55%, 2023	350	366
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	618
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,259
3.00%, 2020	1,250	1,333
3.25%, 2022	700	754
3.375%, 2023	850	889
4.00%, 2018	500	540
4.00%, 2022	400	450
5.00%, 2021	500	587
5.00%, 2028	500	566
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,723
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	308
5.00%, 2020	400	456
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	118
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	618
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,404
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	120	123
City of Roseville, Special Tax Ref. Bonds, 4.00%, 2016	2,000	2,041
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,409
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	768
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	953
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	577

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes – continued	amount (000)	Value (000)
California – continued
5.00%, 2023	$450	$537
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	191
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	102
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,524
5.00%, 2024	860	993
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 2016	490	501
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	697
5.00%, 2022	200	237
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	630
5.00%, 2027	500	588
5.00%, 2030	1,000	1,148
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	693
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	848
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,052
5.00%, 2026	1,000	1,191
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,000	2,117
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2020	1,200	1,402
5.00%, 2021	1,200	1,421
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	674
5.00%, 2028	720	796
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	581
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2017	100	109
5.25%, 2025	100	112
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	808
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	106
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	593
5.00%, 2029	710	806
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	554
5.00%, 2019	200	227
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,211
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	878
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	847
5.00%, 2021	500	596
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	94
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes – continued	amount (000)	Value (000)
California – continued
5.00%, 2020	$600	$691
5.00%, 2023	700	831
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	516
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,167
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,432
5.00%, 2024	1,000	1,223
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,137
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,527
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	420	421
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	225
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	973
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	819
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,026
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 2019	1,000	1,113
5.00%, 2021	1,000	1,203
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,146
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,497
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,178
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	114
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,059
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,000	797
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	500	592
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	500	499
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	430
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	440
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	478
5.00%, 2020	375	436
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	597
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,223
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2016	750	772
5.50%, 2021	1,000	1,158
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	215
5.00%, 2019	200	230
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	555
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2029	500	572
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	670
5.00%, 2024	1,000	1,214
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	426
4.00%, 2021	1,485	1,650
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	896

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2021	$375	$440
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	875
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,192
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,133
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	518
3.75%, 2018	770	799
4.00%, 2022	440	489
5.00%, 2020	600	691
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	975
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	588
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	911
5.00%, 2025	750	907
5.00%, 2026	600	716
5.00%, 2028	800	937
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	453
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,277
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	595
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	468
5.00%, 2021	1,040	1,219
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,145
5.00%, 2021	1,000	1,189
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	420
5.00%, 2026	400	474
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	586
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,453
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	513
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	704
5.00%, 2028	250	290
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	700
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	850
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,120
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	273
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	940
5.00%, 2020	700	813
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	600
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	779
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	475	489

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	$100	$114
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	108
San Diego Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series R-4, 5.00%, 2026	1,475	1,816
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	932
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	114
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	458
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	339
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	367
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	282
5.00%, 2018	275	303
5.25%, 2019	290	331
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	525
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	907
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,318
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	564
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	857
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	746
5.00%, 2020	500	588
5.00%, 2022	500	606
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	229
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	892
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	317
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,761
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	353
5.00%, 2024	530	609
5.00%, 2025	375	424
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,145
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	296
5.00%, 2023	500	604
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,191
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,625	1,615
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	223
5.00%, 2020	1,550	1,821
5.00%, 2023	800	938
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	555
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	390
5.00%, 2021	750	901

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	$1,000	$1,148
5.00%, 2020	245	288
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	112
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,475	1,475
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	116
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	750	790
State of California, G.O. General Fund Ref. Bonds:
4.00%, 2020	1,175	1,332
5.00%, 2019	2,000	2,265
5.00%, 2019	600	683
5.00%, 2020	2,700	3,135
5.00%, 2020	1,000	1,178
5.00%, 2024	800	970
5.25%, 2020	650	756
State of California, G.O. General Fund Ref. Notes, 2.00%, 2016	1,000	1,014
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,129
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	2,900	2,892
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	111
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	950	1,022
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,227
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	885
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	235
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	479
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,015
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,674
5.25%, 2024	100	112
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	546
5.00%, 2020	610	706
5.00%, 2022	700	812
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	375	446
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	456
5.00%, 2025	335	412
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, 2023	130	135
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	587
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	453
5.00%, 2022	340	406
		277,164

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$100	$108
		108

Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	500	565
		565

Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	404
5.00%, 2022	710	826
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,269
		2,499

Iowa - 0.1%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	113
		113

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	112
		112

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	350	379
		379

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	1,000	1,002
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	102
		1,104

Puerto Rico - 1.8%
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, 2022	435	454
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,403
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	355	302
5.00%, 2016	350	347
5.00%, 2017	500	491
5.00%, 2019	500	491
5.00%, 2021	1,000	980

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Puerto Rico - continued
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	$1,000	$1,021
		5,489

Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,100	1,099
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, 2024	100	101
		1,200

U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 2024	500	566
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,571
		2,137

Total bonds & notes (cost: $282,612,000)		290,870

Short-term securities - 3.5%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,000	1,000
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 01, 2038[1]	500	500
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 01, 2026[1]	2,500	2,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	325	325
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	603	603
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.01%, September 02, 2029[1]	1,104	1,104
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.01%, August 01, 2044[1]	1,700	1,700
Irvine Unified School Dist., Special Tax. School Imps. Bonds, 0.01%, September 01, 2051[1]	2,493	2,493
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.01%, July 01, 2034[1]	300	300
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	150	150

Total short-term securities (cost: $10,675,000)		10,675
Total investment securities (cost: $293,287,000)		301,545
Other assets less liabilities		3,449

Net assets		$304,994

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

42	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - 95.4%	amount (000)	Value (000)
California - 92.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	200	207
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 2016	400	406
5.00%, 2018	250	275
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	582
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	540
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	500	491
0.91%, 2047	250	246
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	750	758
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	800	799
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	600	608
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	271
5.00%, 2017	400	426
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	250	248
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.71%, 2034[1]	250	247
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	800
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, 2020	700	825
5.00%, 2022	500	605
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2016	75	77
4.00%, 2017	100	104
5.00%, 2016	250	261
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	410
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
4.00%, 2016	300	305
4.00%, 2017	200	210
4.00%, 2018	400	433
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	548
5.00%, 2018	500	558
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	208
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2016	225	226
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	454
5.00%, 2019	500	560
5.00%, 2019	200	227
5.00%, 2020	150	173
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	214
4.00%, 2019	500	544
4.00%, 2020	625	697
5.00%, 2016	250	262
5.00%, 2018	500	562
5.00%, 2019	525	608
5.00%, 2019	300	345

44	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 2015	$150	$150
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[1]	1,075	1,164
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	586
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	500	496
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	1,100	1,095
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2016	200	207
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	212
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	555
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	181
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	440
5.00%, 2018	400	441
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	224
4.00%, 2019	500	557
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	475	516
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 2016	400	405
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 2016	500	508
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	279
5.00%, 2020	700	816
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	460
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	250
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2016	400	419
5.00%, 2017	475	517
5.00%, 2018	400	451
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	500	516
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[1]	600	641
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,114
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	300	300
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	178
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	625	722
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	322
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	775
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	554
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	539

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California – continued
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	$1,745	$1,944
5.00%, 2019	380	436
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	563
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	540
4.00%, 2019	300	330
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	244
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,522
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	284
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 2016	100	102
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	557
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	741
5.00%, 2018	600	657
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	485
5.00%, 2020	545	627
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	762
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	528
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	558
5.00%, 2019	600	689
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	666
5.00%, 2020	500	587
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	554
5.00%, 2019	500	571
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	994
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,114
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	315
5.00%, 2018	425	479
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	543
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	786
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,148
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,237
5.00%, 2019	700	808
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	245	246
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	837
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	475
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,026
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,263
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	557
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	661

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	$500	$499
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	700	727
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	797
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	555
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	374
4.00%, 2018	300	324
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	417
5.00%, 2019	200	229
5.00%, 2021	200	235
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	408
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	426
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	313
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	540
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	978
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	337
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	564
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	243
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	270
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	272
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	540
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	425
5.00%, 2018	1,000	1,120
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2016	250	258
5.00%, 2017	650	697
5.00%, 2018	100	111
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	332
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	556
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	850	909
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	175	180
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2016	200	205
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	554
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2020	500	585
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	264
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	557
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	308
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	327
4.00%, 2019	475	529
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	876
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	400

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	$750	$826
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,075	1,068
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2016	200	206
5.00%, 2017	750	807
5.00%, 2018	200	223
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 2016	150	154
5.00%, 2017	775	833
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	390
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2016	705	728
5.00%, 2019	600	689
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	334
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,050	1,050
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	500	526
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.965%, 2029[1]	500	503
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,097
5.00%, 2019	650	736
5.00%, 2021	500	597
State of California, G.O. General Fund Ref. Notes:
2.00%, 2016	1,000	1,014
5.00%, 2019	900	1,043
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	425	426
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	1,500	1,496
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.76%, 2017[1]	400	402
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	622
5.50%, 2019	2,050	2,366
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	583
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 2016	340	345
4.00%, 2017	350	365
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	595
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	775
5.00%, 2021	500	591
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	610
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	268
5.00%, 2017	300	316
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	319
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	280
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2016	200	205

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	$275	$321
5.00%, 2021	265	314
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	321
		103,533

Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	314
		314

Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	543
		543

Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured),
4.60%, 2028	125	135
		135

Massachusetts - 0.2%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.44%, 2018[1]	175	174
		174

Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	785
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	198
5.00%, 2017	250	246
		1,229

U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	898
		898

Total bonds & notes (cost: $105,509,000)		106,826

Short-term securities - 3.0%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	2,800	2,800
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	500	500

Private Client Services Funds	49

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Short-term securities - continued	amount (000)	Value (000)
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	$100	$100

Total short-term securities (cost: $3,400,000)		3,400
Total investment securities (cost: $108,909,000)		110,226
Other assets less liabilities		1,775

Net assets		$112,001

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

50	Private Client Services Funds

Capital Group Core Bond Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

51

Capital Group Core Bond Fund

Schedule of investments

October 31, 2015

Bonds, notes & other debt investments - 88.7%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 45.8%
Fannie Mae:
0.375%, 2016	$1,000	$1,000
1.25%, 2016	1,000	1,007
1.00%, 2017	4,645	4,646
0.875%, 2018	500	499
1.75%, 2019	1,545	1,567
2.625%, 2024	430	441
Federal Home Loan Banks:
1.00%, 2017	600	603
0.625%, 2017	1,225	1,221
1.875%, 2020	2,910	2,955
Freddie Mac:
4.75%, 2016	2,000	2,019
2.50%, 2016	1,000	1,012
1.00%, 2017	350	352
1.00%, 2017	145	145
U.S. Treasury Bonds:
7.625%, 2025	750	1,102
3.625%, 2044	1,000	1,144
U.S. Treasury Inflation Indexed Bonds:
0.25%, 2025	1,006	969
2.00%, 2026	600	676
0.75%, 2045	203	180
U.S. Treasury Inflation Indexed Notes:
0.125%, 2016	1,074	1,068
2.375%, 2017	390	401
0.125%, 2020	11,688	11,611
0.375%, 2023	512	505
0.375%, 2025	8,427	8,234
U.S. Treasury Notes:
4.50%, 2016	500	506
2.625%, 2016	5,075	5,116
1.50%, 2016	3,650	3,680
0.625%, 2016	1,000	1,002
1.00%, 2016	1,000	1,005
4.625%, 2017	4,000	4,209
1.00%, 2017	1,000	1,006
0.875%, 2017	1,000	1,004
4.50%, 2017	26,110	27,659
8.75%, 2017	490	551
0.875%, 2017	1,000	1,003
0.75%, 2018	500	498
3.875%, 2018	1,000	1,075
1.375%, 2018	250	253
1.25%, 2018	500	503
3.75%, 2018	3,800	4,109
1.50%, 2018	1,000	1,012
1.25%, 2019	500	501
1.50%, 2019	2,750	2,775
1.625%, 2019	1,000	1,012
1.625%, 2019	750	759
1.00%, 2019	500	494
1.75%, 2019	2,000	2,032

52	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.50%, 2019	$1,000	$1,006
1.625%, 2019	500	505
1.375%, 2020	4,615	4,600
1.375%, 2020	1,000	995
1.625%, 2020	3,215	3,235
1.375%, 2020	8,130	8,088
2.00%, 2020	1,000	1,021
3.125%, 2021	2,000	2,153
1.875%, 2021	500	503
2.125%, 2021	1,000	1,019
1.50%, 2022	1,750	1,718
1.75%, 2022	2,000	1,990
1.875%, 2022	2,000	2,003
2.125%, 2022	3,000	3,051
2.00%, 2023	2,000	2,011
1.75%, 2023	1,000	984
2.50%, 2023	1,050	1,090
2.75%, 2023	2,250	2,376
2.75%, 2024	5,000	5,274
2.25%, 2024	500	506
2.00%, 2025	2,000	1,978
2.00%, 2025	2,000	1,975

Total U.S. government & government agency bonds & notes		153,202

Mortgage-backed obligations - 12.0%

Federal agency mortgage-backed obligations - 7.1%
Fannie Mae:
4.50%, 2019	52	54
4.50%, 2020	318	332
3.50%, 2025	3,417	3,613
5.50%, 2037	13	15
5.50%, 2038	693	776
5.00%, 2041	1,084	1,206
5.00%, 2041	275	305
6.00%, 2045, TBA	250	283
Freddie Mac:
1.873%, 2018	50	50
3.974%, 2021	524	574
2.791%, 2022	1,320	1,360
2.373%, 2022	500	504
2.811%, 2025	710	717
3.50%, 2034	2,839	2,975
3.00%, 2035	365	377
3.00%, 2035	2,665	2,728
6.00%, 2037	41	47
3.50%, 2045, TBA	2,000	2,077
Ginnie Mae:
4.50%, 2040	110	120
4.00%, 2044	2,793	2,976
5.616%, 2059	339	353
1.203%, 2062[1]	677	683
5.075%, 2064	283	300

Private Client Services Funds	53

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
6.64%, 2064	$1,150	$1,230
		23,655

Commercial mortgage-backed securities - 4.9%
Commercial Mortgage Trust, 5.292%, 2046	327	338
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	1,335	1,357
Credit Suisse Commercial Mortgage Trust:
5.467%, 2039	1,191	1,214
5.695%, 2040[1]	696	727
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 2044	606	611
3.742%, 2046	456	458
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.197%, 2024	206	206
1.297%, 2025	242	241
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	296	307
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	481
3.367%, 2030	725	728
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	650	666
5.695%, 2049[1]	646	675
5.85%, 2051[1]	315	336
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	621	650
5.493%, 2040[1]	680	707
5.854%, 2044[1]	312	331
6.162%, 2045[1]	500	542
Merrill Lynch Mortgage Trust, 5.8373%, 2050[1]	730	760
ML-CFC Commercial Mortgage Trust, 5.8772%, 2049[1]	550	579
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	696
Morgan Stanley Capital I Trust, 5.319%, 2043	432	446
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,707
5.466%, 2045[1]	510	511
5.591%, 2047[1]	510	534
5.713%, 2049[1]	725	753
		16,561

Total mortgage-backed obligations		40,216

Corporate bonds & notes - 22.5%

Banks - 2.8%
Bank of America Corp.:
2.625%, 2020	735	733
3.875%, 2025	1,430	1,458
Barclays Bank PLC, 2.50%, 2019	1,100	1,118
BB&T Corp.:
2.05%, 2018	500	504

54	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
2.625%, 2020	$385	$391
BNP Paribas SA, 0.8143%, 2017[1]	520	520
Citigroup, Inc.:
2.65%, 2020	510	509
4.45%, 2027	390	392
JP Morgan Chase & Co.:
3.20%, 2023	125	125
3.90%, 2025	775	796
Morgan Stanley:
2.125%, 2018	300	303
4.00%, 2025	440	454
The Bank of New York Mellon Corp., 2.10%, 2019	500	504
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	512
3.75%, 2025	690	696
4.25%, 2025	290	292
4.75%, 2045	175	178
		9,485

Electric - 2.4%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	330
CMS Energy Corp., 3.875%, 2024	400	413
Duke Energy Corp.:
3.95%, 2023	165	173
3.75%, 2024	730	756
Exelon Corp., 3.95%, 2025	960	971
Pacific Gas & Electric Co., 2.45%, 2022	300	288
PacifiCorp, 5.65%, 2018	755	833
Progress Energy, Inc., 7.05%, 2019	930	1,070
PSEG Power LLC, 2.75%, 2016	250	254
Public Service Co. of Colorado, 3.20%, 2020	300	313
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	340
Virginia Electric and Power Co.:
1.20%, 2018	620	616
2.95%, 2022	300	302
3.10%, 2025	1,020	1,023
		8,112

Pharmaceuticals - 2.2%
Abbvie, Inc.:
2.50%, 2020	1,215	1,203
2.90%, 2022	175	170
3.20%, 2022	165	164
3.60%, 2025	720	710
Actavis Funding SCS:
3.00%, 2020	485	489
3.45%, 2022	840	836
3.80%, 2025	850	844
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	1,165	1,128

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Pharmaceuticals - continued
Mckesson Corp.:
0.95%, 2015	$45	$45
3.25%, 2016	310	312
Merck & Co., Inc.:
1.10%, 2018	250	250
2.80%, 2023	250	252
Novartis Securities Investment Ltd., 5.125%, 2019	300	333
Pfizer, Inc., 0.6372%, 2018[1]	500	499
		7,235

Oil & gas - 1.7%
Anadarko Petroleum Corp., 6.375%, 2017	250	269
Chevron Corp.:
0.889%, 2016	500	501
2.411%, 2022	475	471
Devon Energy Corp., 2.25%, 2018	225	225
Ensco PLC, 5.20%, 2025	50	42
Exxon Mobil Corp., 0.4872%, 2019[1]	1,115	1,111
Husky Energy, Inc., 7.25%, 2019	250	286
Noble Holding International Ltd., 5.95%, 2025	430	346
Phillips 66, 4.30%, 2022	290	308
Shell International Finance BV, 2.125%, 2020	860	863
Statoil ASA:
2.45%, 2023	540	522
3.25%, 2024	280	280
Total Capital International SA, 2.875%, 2022	230	232
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	191
		5,647

Pipelines - 1.6%
Boardwalk Pipelines LP, 4.95%, 2024	460	422
Enbridge Energy Partners LP:
4.375%, 2020	605	613
5.875%, 2025	230	232
Enbridge, Inc.:
5.60%, 2017	790	823
4.00%, 2023	505	467
EnLink Midstream Partners LP, 4.40%, 2024	220	207
Enterprise Products Operating LLC, 3.70%, 2026	80	76
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	385
Kinder Morgan, Inc., 4.30%, 2025	750	681
Spectra Energy Partners LP, 2.95%, 2018	500	505
TC PipeLines LP, 4.375%, 2025	415	392
Williams Partners LP, 4.50%, 2023	535	490
		5,293

Insurance - 1.5%
ACE INA Holdings, Inc.:
2.30%, 2020	275	275

56	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Insurance - continued
2.875%, 2022	$145	$145
3.35%, 2024	400	404
3.35%, 2026	150	151
4.35%, 2045	205	209
American International Group, Inc.:
2.30%, 2019	495	499
4.125%, 2024	360	381
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	765
Prudential Financial, Inc.:
1.101%, 2018[1]	570	572
2.30%, 2018	350	356
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,130
		4,887

REITS - 1.1%
Corporate Office Properties LP, 5.25%, 2024	225	230
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	504
DDR Corp.:
3.625%, 2025	300	285
4.25%, 2026	375	374
ERP Operating LP, 4.625%, 2021	350	382
Essex Portfolio LP, 3.50%, 2025	490	476
Kimco Realty Corp.:
5.584%, 2015	325	326
3.40%, 2022	90	90
Prologis LP:
2.75%, 2019	360	366
3.75%, 2025	335	333
UDR, Inc., 3.70%, 2020	400	416
		3,782

Auto Manufacturers - 1.0%
Daimler Finance North America LLC, Series 144A:[2]
1.189%, 2018[1]	350	349
3.30%, 2025	250	247
Ford Motor Credit Co. LLC:
3.157%, 2020	550	557
3.219%, 2022	205	204
General Motors Co., 4.00%, 2025	235	231
General Motors Financial Co., Inc.:
3.10%, 2019	975	980
4.30%, 2025	535	546
Toyota Motor Credit Corp., 1.45%, 2018	350	351
		3,465

Agriculture - 0.8%
Altria Group, Inc.:
2.85%, 2022	250	247
2.95%, 2023	200	197

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Agriculture - continued
4.00%, 2024	$580	$612
Philip Morris International, Inc., 3.375%, 2025	630	644
Reynolds American, Inc.:
2.30%, 2018	120	122
4.00%, 2022	70	73
4.45%, 2025	430	451
5.70%, 2035	30	33
5.85%, 2045	220	245
		2,624

Media - 0.8%
21st Century Fox America, Inc.:
4.50%, 2021	350	380
3.70%, 2025[2]	205	205
CBS Corp., 1.95%, 2017	200	201
Comcast Corp., 3.375%, 2025	300	306
NBCUniversal Media LLC, 5.15%, 2020	350	396
The Walt Disney Co., 5.50%, 2019	300	337
Viacom, Inc.:
2.50%, 2018	350	352
3.875%, 2024	380	361
		2,538

Diversified financial services - 0.7%
American Express Co., 0.9191%, 2018[1]	500	500
GE Capital International Funding Co., Series 144A, 0.964%, 2016[2]	838	838
Intercontinental Exchange, Inc., 4.00%, 2023	970	1,004
		2,342

Healthcare-services - 0.7%
Aetna, Inc., 1.50%, 2017	350	351
Anthem, Inc.:
2.30%, 2018	285	286
4.35%, 2020	300	320
Laboratory Corp. of America Holdings, 4.70%, 2045	210	194
UnitedHealth Group, Inc.:
1.40%, 2017	250	251
3.35%, 2022	380	394
3.75%, 2025	460	480
		2,276

Healthcare-products - 0.6%
Becton Dickinson & Co., 3.734%, 2024	390	400
Medtronic, Inc., 3.50%, 2025	500	513
St. Jude Medical, Inc., 3.875%, 2025	130	132
Zimmer Biomet Holdings, Inc.:
3.15%, 2022	470	467

58	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-products - continued
3.55%, 2025	$610	$602
		2,114

Beverages - 0.6%
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	813
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	754
The Coca-Cola Co., 1.50%, 2015	350	350
		1,917

Biotechnology - 0.6%
Celgene Corp.:
2.125%, 2018	200	202
2.875%, 2020	120	121
3.55%, 2022	90	91
3.625%, 2024	155	155
3.875%, 2025	600	603
Gilead Sciences, Inc.:
3.05%, 2016	80	82
3.25%, 2022	325	331
3.50%, 2025	320	324
		1,909

Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	296
4.125%, 2024	400	400
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	99
3.50%, 2025	250	243
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	474
3.25%, 2020	355	359
		1,871

Telecommunications - 0.5%
AT&T, Inc., 2.40%, 2016	200	203
Verizon Communications, Inc.:
5.15%, 2023	940	1,048
4.272%, 2036	500	457
		1,708

Computers - 0.5%
Apple, Inc.:
2.00%, 2020	800	803
2.70%, 2022	800	808
		1,611

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes – continued
Retail - 0.5%
CVS Health Corp., 4.00%, 2023	$200	$212
Starbucks Corp., 2.00%, 2018	190	193
Target Corp., 6.00%, 2018	705	776
The Home Depot, Inc., 4.40%, 2021	350	389
		1,570

Cosmetics/Personal Care - 0.2%
The Procter & Gamble Co., 1.80%, 2015	790	790
		790

Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	251
2.375%, 2019	500	510
		761

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	387
Waste Management, Inc., 4.60%, 2021	300	327
		714

Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	300	292
The Boeing Co., 0.95%, 2018	350	347
		639

Chemicals - 0.1%
Ecolab, Inc., 3.00%, 2016	180	184
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	338
		522

Miscellaneous manufacturing - 0.1%
Danaher Corp., 2.30%, 2016	200	202
General Electric Co., 2.70%, 2022	300	301
		503

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
		350
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	253
		253

60	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Mining - 0.1%
Teck Resources Ltd., 3.15%, 2017	$260	$248
		248

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	55
		55

Total corporate bonds & notes		75,221

Municipals - 2.3%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,001
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	497
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	3,000	3,060
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	503
3.139%, 2020	805	818
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	651
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	343

Total municipals		7,677

Government & government agency bonds & notes outside the U.S. - 0.6%

Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	466
Province of Manitoba Canada, 3.05%, 2024	200	205
Province of Ontario Canada, 3.20%, 2024	500	522
Ukraine Government AID Bonds, 1.844%, 2019	875	884
		2,077

Total government & government agency bonds & notes outside the U.S.		2,077

Asset-backed obligations - 5.5%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	355	354
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	995
2.97%, 2020	1,340	1,380
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	775	775
2.51%, 2021	270	270
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	582
CarMax Auto Owner Trust:
1.16%, 2019	500	499

Private Client Services Funds	61

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Asset-backed obligations - continued
1.38%, 2019	$655	$655
1.37%, 2020	450	449
Chase Issuance Trust, 0.6258%, 2020[1]	480	480
Chesapeake Funding LLC, Series 144A, 0.6138%, 2026[1,2]	162	162
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	640	640
Citibank Credit Card Issuance Trust, 1.3448%, 2020[1]	540	549
Discover Card Execution Note Trust:
0.546%, 2020[1]	1,165	1,162
2.12%, 2021	655	663
Drive Auto Receivables Trust, Series 144A, 0.93%, 2017[2]	509	509
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	668	666
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	571
2.12%, 2026	315	317
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.597%, 2028	438	437
0.953%, 2028	300	299
Hertz Vehicle Financing LLC, 2.73%, 2021	1,048	1,052
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 2017[2]	1,600	1,597
Octagon Investment Partners XV Ltd., Series 144A, 1.6052%, 2025[1,2]	800	792
Santander Drive Auto Receivables Trust:
0.87%, 2018	183	182
1.27%, 2019	775	775
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.896%, 2018	430	429
1.446%, 2018	250	249

Total asset-backed obligations		18,428

Total bonds, notes & other debt investments (cost: $295,466,000)		296,821

Short-term securities - 9.3%
Chariot Funding LLC, 0.39%, December 8, 2015[3]	2,200	2,199
Chevron Corp., 0.17%, January 19, 2016[3]	7,200	7,196
Federal National Mortgage Association, 0.15%, November 17, 2015[3]	7,000	7,000
General Electric Co., 0.08%, November 2, 2015[3]	5,000	5,000
National Rural Utilities Cooperative Finance Corp., 0.14%, November 23, 2015[3]	4,400	4,400
United Technologies, 0.20%, November 25, 2015[3]	2,500	2,500
Wal-Mart Stores, Inc., 0.09%, November 16, 2015[3]	2,600	2,600

Total short-term securities (cost: $30,895,000)		30,895
Total investment securities (cost: $326,361,000)		327,716
Other assets less liabilities		6,838

Net assets		$334,554

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2015.

62	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $20,573,000, representing 6.15% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	63

Capital Group Global Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group Global Equity Fund

October 31, 2015

Investment portfolio - country diversification

Country	(percent of net assets)
United States	45.3%
Britain	13.0
Japan	8.1
France	6.8
Switzerland	5.6
Hong Kong	3.1
Singapore	2.1
Germany	1.9
Denmark	1.7
Finland	1.6
Netherlands	1.6
Sweden	1.5
Ireland	1.3
Taiwan	0.8
Canada	0.8
Spain	0.6
India	0.5
Luxembourg	0.2
Norway	0.2
Australia	0.2
Macau	0.1
Short-term securities & other assets less liabilities	3.0

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 97.0%	Shares	Value (000)
Financials - 17.6%
Sampo Oyj, A Shares	161,177	$7,863
AIA Group Ltd.	1,267,400	7,393
CME Group, Inc.	68,000	6,424
The Goldman Sachs Group, Inc.	31,600	5,925
American Tower Corp.	44,800	4,580
Marsh & McLennan Cos., Inc.	81,600	4,549
Moody’s Corp.	41,900	4,029
Wells Fargo & Co.	72,080	3,903
Deutsche Wohnen AG	124,888	3,522
JPMorgan Chase & Co.	52,300	3,360
Lloyds Banking Group PLC	2,738,100	3,107
Iron Mountain, Inc.	95,670	2,931
PacWest Bancorp	57,890	2,607
HDFC Bank Ltd. (ADR)	41,500	2,537
The PNC Financial Services Group, Inc.	26,900	2,428
CaixaBank SA	591,407	2,265
Aberdeen Asset Management PLC	422,100	2,252
ACE Ltd.	19,770	2,245
DBS Group Holdings Ltd.	174,975	2,155
BNP Paribas SA	34,973	2,121
Mercury General Corp.	38,750	2,093
Svenska Handelsbanken AB, A Shares	149,259	2,024
Crown Castle International Corp.	22,750	1,944
Aon PLC	19,600	1,829
DNB ASA	80,566	1,022
Credit Suisse Group AG1	40,410	1,006
Prudential PLC	42,900	1,001
UBS Group AG1	21,927	438
		87,553

Information Technology - 16.7%
Keyence Corp.[1]	15,000	7,785
Murata Manufacturing Co. Ltd.	38,000	5,389
Visa, Inc., A Shares	66,800	5,182
ASML Holding NV	54,416	5,045
Hamamatsu Photonics K.K.	181,400	4,638
Avago Technologies Ltd.	34,900	4,297
Microsoft Corp.	78,900	4,153
Apple, Inc.	34,694	4,146
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	178,680	3,924
Texas Instruments, Inc.	66,115	3,750
Paychex, Inc.	69,570	3,588
Xilinx, Inc.	70,600	3,362
Alphabet, Inc., Class C1	4,422	3,143
Jack Henry & Associates, Inc.	40,511	3,133
Gemalto NV	44,172	2,768
VeriSign, Inc.[1]	31,775	2,561
Automatic Data Processing, Inc.	29,342	2,552
Broadcom Corp., Class A	44,600	2,292
Jabil Circuit, Inc.	97,700	2,245
Alphabet, Inc., Class A1	2,460	1,814
VTech Holdings Ltd.	138,000	1,670

66	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Information Technology - continued
Trend Micro, Inc.	38,200	$1,484
Accenture PLC, Class A	12,800	1,372
Amadeus IT Holding SA, A Shares	21,965	935
Oracle Corp.	42	1,778
		83,006

Industrials - 14.6%
Safran SA	87,236	6,620
Nielsen Holdings PLC	114,700	5,449
FANUC Corp.	30,000	5,279
The Boeing Co.	33,200	4,916
SMC Corp.	17,900	4,588
China Everbright International Ltd.	2,733,080	4,382
Eaton Corp. PLC	76,300	4,266
Hexcel Corp.	85,630	3,966
Assa Abloy AB, Class B	187,827	3,725
Danaher Corp.	36,300	3,387
Siemens AG	26,617	2,677
Towers Watson & Co., Class A	18,959	2,343
BAE Systems PLC	338,530	2,293
Norfolk Southern Corp.	26,210	2,098
Meggitt PLC	381,009	2,074
Jardine Matheson Holdings Ltd.	36,000	1,953
IDEX Corp.	23,300	1,789
FedEx Corp.	9,600	1,498
3M Co.	8,530	1,341
AA PLC[1]	256,484	1,092
Airbus Group SE	15,279	1,062
DKSH Holding AG Ltd.[1]	16,262	990
Schneider Electric SE	16,197	979
Sydney Airport	200,847	924
United Technologies Corp.	9,200	905
Zodiac Aerospace	34,367	869
Waste Management, Inc.	13,990	752
Caterpillar, Inc.	9,100	664
		72,881

Health Care - 14.3%
AstraZeneca PLC	158,330	10,106
Novo Nordisk A/S, Class B	163,259	8,648
Novartis AG	68,186	6,182
Incyte Corp.[1]	48,500	5,700
Gilead Sciences, Inc.[1]	52,192	5,644
Roche Holding AG	16,603	4,497
Essilor International SA	30,710	4,030
Cerner Corp.[1]	59,700	3,957
Eli Lilly & Co.	41,710	3,402
Pfizer, Inc.	86,500	2,925
AmerisourceBergen Corp.	24,700	2,384
Express Scripts Holding Co.[1]	27,600	2,384
Bayer AG	16,492	2,201
Illumina, Inc.[1]	13,005	1,863

Private Client Services Funds	67

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Health Care - continued
Sysmex Corp.	32,400	$1,852
AbbVie, Inc.	20,900	1,245
St. Jude Medical, Inc.	19,300	1,232
DaVita HealthCare Partners, Inc.[1]	14,900	1,155
Medtronic PLC	14,240	1,053
Bristol-Myers Squibb Co.	7,925	523
		70,983

Consumer Discretionary - 11.4%
Royal Caribbean Cruises Ltd.	49,000	4,819
Starbucks Corp.	70,800	4,430
Las Vegas Sands Corp.	88,110	4,362
Liberty Global PLC, Class A1	95,730	4,262
Cie Financiere Richemont SA	48,982	4,189
Newell Rubbermaid, Inc.	91,273	3,873
Comcast Corp., Class A	57,870	3,624
Viacom, Inc., Class B	65,800	3,245
Yum! Brands, Inc.	39,865	2,827
Greene King PLC	216,900	2,683
Scripps Networks Interactive, Inc., Class A	42,670	2,564
Marks & Spencer Group PLC	295,700	2,335
Sirius XM Holdings, Inc.[1]	531,400	2,168
Electrolux AB, Series B	61,286	1,801
Denso Corp.	34,300	1,588
Delphi Automotive PLC	16,700	1,389
BCA Marketplace PLC[1]	484,800	1,319
Bayerische Motoren Werke AG	11,492	1,180
SES SA	39,009	1,152
Samsonite International SA	281,100	829
Wynn Macau Ltd.	490,000	672
Charter Communications, Inc., Class A1	3,000	573
The Home Depot, Inc.	4,485	554
Liberty Global PLC, Series C1	5,100	217
		56,655

Consumer Staples - 10.3%
Imperial Tobacco Group PLC	134,914	7,267
Unilever PLC	156,000	6,928
Nestle SA	89,179	6,808
Pernod Ricard SA	50,629	5,960
L’Oreal SA	27,170	4,950
The Procter & Gamble Co.	55,295	4,223
Philip Morris International, Inc.	34,100	3,015
Danone SA	42,193	2,938
The Coca-Cola Co.	63,240	2,678
Tate & Lyle PLC	251,500	2,312
Ajinomoto Co., Inc.	60,000	1,332
British American Tobacco PLC	18,000	1,068
Diageo PLC	26,180	757
CVS Health Corp.	7,165	708

68	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Consumer Staples - continued
Nestle SA (ADR)	7,600	$579
		51,523

Energy - 5.0%
Chevron Corp.	52,610	4,781
Enbridge, Inc.	87,700	3,748
Exxon Mobil Corp.	44,945	3,719
Schlumberger Ltd.	35,686	2,789
Occidental Petroleum Corp.	36,695	2,735
Total SA	54,791	2,655
Kinder Morgan, Inc.	58,265	1,594
EOG Resources, Inc.	18,145	1,558
ConocoPhillips	24,980	1,333
		24,912

Telecommunication Services - 2.9%
NTT DOCOMO, Inc.	52,900	1,039
Singapore Telecommunications Ltd.	1,333,000	3,773
SoftBank Group Corp.	75,500	4,202
Verizon Communications, Inc.	66,300	3,108
Vodafone Group PLC	746,835	2,462
		14,584

Materials - 2.5%
The Dow Chemical Co.	41,000	2,118
Monsanto Co.	20,700	1,930
LyondellBasell Industries NV, Class A	19,270	1,790
Praxair, Inc.	15,475	1,719
Air Liquide SA	11,632	1,505
Nucor Corp.	32,900	1,392
Givaudan SA1	555	992
Rio Tinto PLC	27,142	984
		12,430

Utilities - 1.7%
National Grid PLC	282,700	4,024
SSE PLC	121,900	2,843
Sempra Energy	13,615	1,394
		8,261

Total common stocks (cost: $403,450,000)		482,788

Short-term securities - 3.0%	Principal amount (000)
AstraZeneca PLC, 0.18%, November 09, 2015[2]	$600	600
Mitsubishi UFJ Trust & Banking Corp., 0.20%, November 18, 2015[2]	10,400	10,399

Private Client Services Funds	69

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Short-term securities - continued	Principal amount (000)	Value (000)
Thunder Bay Funding LLC, 0.40%, December 17, 2015[2]	$4,050	$4,049

Total short-term securities (cost: $15,047,000)		15,048
Total investment securities (cost: $418,497,000)		497,836
Other assets less liabilities		(155)

Net assets		$497,681

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

70	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group Non-U.S. Equity Fund

October 31, 2015

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	22.6%
Britain	17.6
France	12.0
Switzerland	10.4
Hong Kong	5.0
Denmark	4.4
Germany	3.6
Netherlands	3.1
Sweden	2.6
Finland	2.2
Spain	1.8
Canada	1.4
Australia	1.4
Luxembourg	1.3
Singapore	1.2
Taiwan	1.2
India	0.7
Ireland	0.7
United States	0.6
Norway	0.4
Macau	0.2
Short-term securities & other assets less liabilities	5.6

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 94.4%	Shares	Value (000)
Industrials - 16.6%
SMC Corp.	100,800	$25,838
FANUC Corp.	139,100	24,479
Assa Abloy AB, Class B	1,182,516	23,452
China Everbright International Ltd.	13,199,390	21,160
Safran SA	271,370	20,594
Jardine Matheson Holdings Ltd.	263,300	14,282
Sydney Airport	2,159,392	9,935
AA PLC[1]	2,290,115	9,753
Kawasaki Heavy Industries Ltd.	2,443,000	9,750
Zodiac Aerospace	370,124	9,359
Marubeni Corp.	1,429,100	8,231
Airbus Group SE	115,290	8,011
DKSH Holding AG Ltd.[1]	98,054	5,969
Meggitt PLC	1,025,309	5,581
Schneider Electric SE	78,813	4,765
Nidec Corp.	57,200	4,298
Canadian National Railway Co.	68,200	4,166
Kubota Corp.	266,000	4,101
Siemens AG	35,257	3,546
Mitsubishi Corp.	195,600	3,543
		220,813

Health Care - 15.0%
Novo Nordisk A/S, Class B	752,628	39,870
Roche Holding AG	120,584	32,662
Novartis AG	258,624	23,448
AstraZeneca PLC	343,890	21,950
Genmab A/S1	196,231	19,293
Sysmex Corp.	334,300	19,104
Essilor International SA	114,434	15,017
Bayer AG	82,621	11,028
Medtronic PLC	123,000	9,092
Grifols SA, Class B	224,587	7,800
		199,264

Financials - 14.9%
AIA Group Ltd.	5,332,200	31,102
Sampo Oyj, A Shares	593,440	28,952
Lloyds Banking Group PLC	19,635,500	22,280
Deutsche Wohnen AG	709,248	19,999
Prudential PLC	811,440	18,940
BNP Paribas SA	178,858	10,848
DBS Group Holdings Ltd.	782,582	9,636
CaixaBank SA	2,513,558	9,628
HDFC Bank Ltd. (ADR)	149,300	9,128
UBS Group AG1	349,670	6,979
Svenska Handelsbanken AB, A Shares	463,452	6,285
Sumitomo Mitsui Financial Group, Inc.	126,400	5,025
DNB ASA	385,986	4,897
Credit Suisse Group AG1	171,579	4,272
ING Groep NV	261,805	3,797
Henderson Group PLC	770,810	3,403

Private Client Services Funds	73

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Financials - continued
Julius Baer Group Ltd.[1]	57,496	$2,849
		198,020

Information Technology - 13.2%
Keyence Corp.[1]	69,400	36,020
Hamamatsu Photonics K.K.	1,155,400	29,538
Murata Manufacturing Co. Ltd.	205,000	29,070
ASML Holding NV	201,331	18,664
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	722,200	15,859
Gemalto NV	243,598	15,266
Trend Micro, Inc.	268,300	10,420
Oracle Corp.	170,500	7,737
SAP SE	89,742	7,095
Amadeus IT Holding SA, A Shares	162,900	6,932
		176,601

Consumer Staples - 12.0%
Pernod Ricard SA	196,064	23,079
L’Oreal SA	123,723	22,542
Nestle SA	284,235	21,699
Imperial Tobacco Group PLC	394,359	21,243
British American Tobacco PLC	247,060	14,664
Diageo PLC	456,645	13,196
Danone SA	183,959	12,807
Unilever PLC	281,900	12,519
Associated British Foods PLC	130,270	6,928
Ajinomoto Co., Inc.	259,000	5,749
Reckitt Benckiser Group PLC	56,600	5,522
		159,948

Consumer Discretionary - 11.3%
Cie Financiere Richemont SA	253,125	21,650
Liberty Global PLC, Class A1	476,075	21,195
Ryohin Keikaku Co. Ltd.	105,100	21,064
Nissan Motor Co. Ltd.	1,837,900	19,068
SES SA	584,310	17,253
BCA Marketplace PLC[1]	3,072,911	8,363
Samsonite International SA	2,489,700	7,344
The Swatch Group AG	89,123	6,434
Bayerische Motoren Werke AG	59,819	6,141
LVMH Moet Hennessy Louis Vuitton SE	31,227	5,810
Denso Corp.	104,400	4,833
Electrolux AB, Series B	142,076	4,176
Greene King PLC	257,550	3,186
Wynn Macau Ltd.	1,754,800	2,405
Liberty Global PLC, Series C1	37,700	1,608
		150,530

Telecommunication Services - 4.6%
SoftBank Group Corp.	323,400	18,000

74	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - continued
Vodafone Group PLC	4,662,690	$15,371
NTT DOCOMO, Inc.	524,000	10,286
Singapore Telecommunications Ltd.	2,348,300	6,647
KDDI Corp.	229,200	5,536
Swisscom AG	10,374	5,342
		61,182

Energy - 3.7%
Total SA	433,426	21,004
Enbridge, Inc.	353,700	15,118
Oil Search Ltd.	1,603,919	8,952
BG Group PLC	308,500	4,859
		49,933

Materials - 1.6%
Givaudan SA1	4,030	7,203
Air Liquide SA	45,858	5,932
Koninklijke DSM NV	78,035	4,155
Rio Tinto PLC	98,290	3,565
		20,855

Utilities - 1.5%
National Grid PLC	1,440,590	20,504
		20,504

Total common stocks (cost: $1,128,820,000)		1,257,650

Short-term securities - 5.8%	Principal amount (000)
Apple, Inc., 0.15%, December 14, 2015[2]	$10,100	10,098
Chevron Corp., 0.14%, December 29, 2015[2]	3,700	3,699
Federal Home Loan Bank:[2]
0.18%, December 15, 2015	20,000	19,999
0.20%, November 03, 2015	3,100	3,100
General Electric Co., 0.08%, November 02, 2015[2]	8,900	8,900
International Business Machines Corp., 0.17%, December 28, 2015[2]	11,600	11,598
Paccar Financial Corp., 0.12%, November 17, 2015[2]	4,000	3,999
United Parcel Service, Inc., 0.16%, November 05, 2015[2]	16,600	16,600

Total short-term securities (cost: $77,989,000)		77,993

Private Client Services Funds	75

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Total investment securities (cost: $1,206,809,000)	1,335,643
Other assets less liabilities	(2,825)

Net assets	$1,332,818

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

76	Private Client Services Funds

Capital Group U.S. Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 94.7%	Shares	Value (000)
Consumer Discretionary - 15.9%
Newell Rubbermaid, Inc.	107,400	$4,557
Comcast Corp., Class A	71,450	4,474
The Home Depot, Inc.	23,500	2,906
Starbucks Corp.	41,200	2,578
Charter Communications, Inc., Class A1	11,500	2,196
Panera Bread Co., Class A1	12,145	2,154
NIKE, Inc., Class B	14,500	1,900
Yum! Brands, Inc.	22,400	1,588
Norwegian Cruise Line Holdings Ltd.[1]	22,300	1,419
Sirius XM Holdings, Inc.[1]	314,700	1,284
Carnival Corp.	21,650	1,171
Scripps Networks Interactive, Inc., Class A	18,694	1,123
The Priceline Group, Inc.[1]	620	902
Las Vegas Sands Corp.	18,040	893
Delphi Automotive PLC	9,400	782
Daimler AG (ADR)	7,310	634
Time Warner Cable, Inc.	3,050	578
Viacom, Inc., Class B	7,510	370
		31,509

Industrials - 15.7%
Nielsen Holdings PLC	83,200	3,953
The Boeing Co.	24,275	3,594
Waste Connections, Inc.	57,500	3,133
Towers Watson & Co., Class A	24,700	3,052
Danaher Corp.	32,155	3,000
Eaton Corp. PLC	46,900	2,622
United Technologies Corp.	26,365	2,595
Norfolk Southern Corp.	30,905	2,473
Hexcel Corp.	49,000	2,270
IDEX Corp.	15,800	1,213
Caterpillar, Inc.	13,400	978
Waste Management, Inc.	14,740	792
Siemens AG (ADR)	7,120	716
B/E Aerospace, Inc.	14,800	695
		31,086

Information Technology - 15.3%
Jack Henry & Associates, Inc.	52,700	4,076
Automatic Data Processing, Inc.	42,200	3,671
Texas Instruments, Inc.	50,900	2,887
Visa, Inc., A Shares	36,800	2,855
Microsoft Corp.	49,215	2,591
Apple, Inc.	18,665	2,230
Avago Technologies Ltd.	16,455	2,026
Alphabet, Inc., Class C1	2,627	1,867
Broadcom Corp., Class A	34,700	1,784
VeriSign, Inc.[1]	21,115	1,702
Jabil Circuit, Inc.	71,055	1,633
Accenture PLC, Class A	12,825	1,375
Alphabet, Inc., Class A1	1,150	848

78	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Information Technology - continued
Oracle Corp.	18,625	$723
		30,268

Financials - 14.8%
Marsh & McLennan Cos., Inc.	69,600	3,879
The Goldman Sachs Group, Inc.	16,900	3,169
Wells Fargo & Co.	56,960	3,084
CME Group, Inc.	30,425	2,874
JPMorgan Chase & Co.	41,900	2,692
Discover Financial Services	39,875	2,242
American Tower Corp.	18,600	1,901
The PNC Financial Services Group, Inc.	20,325	1,835
ACE Ltd.	15,765	1,790
Iron Mountain, Inc.	54,430	1,668
Aon PLC	16,200	1,512
Moody’s Corp.	11,900	1,144
PacWest Bancorp	17,800	802
Crown Castle International Corp.	8,700	743
		29,335

Health Care - 13.4%
Gilead Sciences, Inc.	31,900	3,449
Express Scripts Holding Co.[1]	38,700	3,343
St. Jude Medical, Inc.	41,720	2,662
Medtronic PLC	31,965	2,363
Eli Lilly & Co.	28,125	2,294
Cerner Corp.[1]	33,500	2,221
AmerisourceBergen Corp.	22,300	2,152
AstraZeneca PLC (ADR)	57,455	1,832
Incyte Corp.[1]	14,600	1,716
Novo Nordisk A/S (ADR)	23,200	1,234
AbbVie, Inc.	19,300	1,149
UnitedHealth Group, Inc.	9,500	1,119
Bristol-Myers Squibb Co.	8,385	553
Illumina, Inc.[1]	3,850	552
		26,639

Consumer Staples - 8.0%
The Procter & Gamble Co.	48,200	3,682
Philip Morris International, Inc.	31,905	2,820
Diageo PLC (ADR)	22,665	2,608
Unilever PLC (ADR)	49,700	2,209
Nestle SA (ADR)	28,100	2,142
CVS Health Corp.	7,700	761
Mondelez International, Inc.	13,000	600
The Coca-Cola Co.	12,495	529
Mead Johnson Nutrition Co.	4,900	402
		15,753

Private Client Services Funds	79

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Energy - 7.2%
Schlumberger Ltd.	39,000	$3,048
Kinder Morgan, Inc.	76,070	2,080
Chevron Corp.	22,140	2,012
Exxon Mobil Corp.	17,000	1,407
ConocoPhillips	25,580	1,365
EOG Resources, Inc.	13,965	1,199
Columbia Pipeline Group, Inc.	43,940	913
Occidental Petroleum Corp.	11,745	875
Halliburton Co.	20,400	783
Enbridge, Inc.	12,000	512
		14,194

Materials - 2.9%
Praxair, Inc.	17,910	1,989
Monsanto Co.	20,100	1,874
The Dow Chemical Co.	34,700	1,793
		5,656

Telecommunication Services - 1.1%
Verizon Communications, Inc.	47,100	2,208
		2,208

Utilities - 0.4%
National Grid PLC (ADR)	11,500	824
		824

Total common stocks (cost: $140,356,000)		187,472

Short-term securities - 5.0%	Principal amount (000)
Federal Home Loan Bank, 0.17%, November 19, 2015[2]	$1,800	1,800
General Electric Co., 0.08%, November 02, 2015[2]	1,400	1,400
Pfizer, Inc., 0.14%, November 16, 2015[2]	3,000	3,000
The Walt Disney Co., 0.16%, November 09, 2015[2]	3,800	3,800

Total short-term securities (cost: $10,000,000)		10,000
Total investment securities (cost: $150,356,000)		197,472
Other assets less liabilities		502

Net assets		$197,974

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

80	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Private Client Services Funds	81

Capital Group Core Municipal Fund

Statement of assets and liabilities
at October 31, 2015

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $357,364)			$366,420
Short-term investments, at value (cost: $11,420)			11,420
Receivables for:
Sales of fund’s shares	65
Interest	4,125
Reimbursement from investment adviser	6
Prepaid expenses	—	*
			4,196
Total assets			382,036

Liabilities:
Due to custodian			375
Payables for:
Purchases of investments	2,316
Repurchases of fund’s shares	2
Investment advisory services	112
Other accrued expenses	75
			2,505
Total liabilities			2,880
Net assets at October 31, 2015:			$379,156

Net assets consist of:
Capital paid in on shares of beneficial interest			$369,797
Accumulated undistributed net investment income			—
Accumulated net realized gain			303
Net unrealized appreciation			9,056
Net assets at October 31, 2015			$379,156

Shares outstanding:			36,147

Net asset value per share:			$10.49

*	Amount less than one thousand.

See Notes to Financial Statements

82	Private Client Services Funds

Capital Group Core Municipal Fund

Statement of operations
for the year ended October 31, 2015

(dollars in thousands)

Investment income:
Income:
Interest		$8,627

Fees and expenses:
Investment advisory services	1,272
Administrative and accounting services	102
Registration fees	30
Audit and tax fees	40
Transfer agent services	20
Trustees’ compensation	29
Other	16
Total fees and expenses before reimbursements	1,509
Less reimbursements of fees and expenses	53
Total fees and expenses after reimbursements		1,456
Net investment income		7,171

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		460
Net unrealized depreciation on investments		(2,748)
Net realized gain and unrealized depreciation on investments		(2,288)

Net increase in net assets resulting from operations		$4,883

See Notes to Financial Statements

Private Client Services Funds	83

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/15	For the year ended 10/31/14
Operations:
Net investment income	$7,171	$6,346
Net realized gain (loss) on investments	460	(116)
Net unrealized (depreciation) appreciation on investments	(2,748)	3,611
Net increase in net assets resulting from operations	4,883	9,841

Dividends and distributions to shareholders:
Dividends from net investment income	(7,173)	(6,345)
Total dividends and distributions	(7,173)	(6,345)

Net capital share transactions	40,374	39,061

Total increase in net assets	38,084	42,557

Net assets:
Beginning of year	341,072	298,515
End of year (including undistributed net investment income: $– and $1, respectively.)	$379,156	$341,072

See Notes to Financial Statements

84	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $123,807)			$124,839
Short-term investments, at value (cost: $17,090)			17,090
Cash			449
Receivables for:
Sales of fund’s shares	141
Interest	1,294
Reimbursement from investment adviser	10
Prepaid expenses	—	*
			1,445
Total assets			143,823

Liabilities:
Payables for:
Purchases of investments	1,401
Repurchases of fund’s shares	6
Investment advisory services	43
Other accrued expenses	62
Total liabilities			1,512
Net assets at October 31, 2015:			$142,311

Net assets consist of:
Capital paid in on shares of beneficial interest			$141,258
Accumulated in undistributed net investment income			—
Accumulated net realized gain			21
Net unrealized appreciation			1,032
Net assets at October 31, 2015			$142,311

Shares outstanding:			14,056

Net asset value per share:			$10.12

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	85

Capital Group Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$2,337
Fees and expenses:
Investment advisory services	529
Administrative and accounting services	42
Registration fees	26
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	11
Total fees and expenses before reimbursements	697
Less reimbursements of fees and expenses	91
Total fees and expenses after reimbursements		606
Net investment income		1,731

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		45
Net unrealized depreciation on investments		(903)
Net realized gain and unrealized depreciation on investments		(858)

Net increase in net assets resulting from operations		$873

See Notes to Financial Statements

86	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$1,731	$1,756
Net realized gain on investments	45	87
Net unrealized depreciation on investments	(903)	(245)
Net increase in net assets resulting from operations	873	1,598

Dividends and distributions to shareholders:
Dividends from net investment income	(1,733)	(1,754)
Distributions from capital gain	(67)	(212)
Total dividends and distributions	(1,800)	(1,966)

Net capital share transactions	(12,105)	19,381

Total (decrease) increase in net assets	(13,032)	19,013

Net assets:
Beginning of year	155,343	136,330
End of year (including undistributed net investment income: $— and $2, respectively.)	$142,311	$155,343

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group California Core Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $282,612)			$290,870
Short-term investments, at value (cost: $10,675)			10,675
Cash			2,742
Receivables for:
Sales of fund’s shares	98
Interest	2,939
Reimbursement from investment adviser	6
Prepaid expenses	—	*
			3,043
Total assets			307,330

Liabilities:
Payables for:
Purchases of investments	2,167
Repurchases of fund’s shares	13
Investment advisory services	90
Other accrued expenses	66
Total liabilities			2,336
Net assets at October 31, 2015:			$304,994

Net assets consist of:
Capital paid in on shares of beneficial interest			$296,789
Accumulated in undistributed net investment income			—
Accumulated net realized loss			(53)
Net unrealized appreciation			8,258
Net assets at October 31, 2015			$304,994

Shares outstanding:			28,799

Net asset value per share:			$10.59

*	Amount less than one thousand.

See Notes to Financial Statements

88	Private Client Services Funds

Capital Group California Core Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$6,933
Fees and expenses:
Investment advisory services	1,030
Administrative and accounting services	82
Registration fees	7
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	16
Total fees and expenses before reimbursements	1,224
Less reimbursements of fees and expenses	44
Total fees and expenses after reimbursements		1,180
Net investment income		5,753

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		107
Net unrealized depreciation on investments		(978)
Net realized gain and unrealized depreciation on investments		(871)

Net increase in net assets resulting from operations		$4,882

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$5,753	$4,726
Net realized gain on investments	107	171
Net unrealized (depreciation) appreciation on investments	(978)	4,891
Net increase in net assets resulting from operations	4,882	9,788

Dividends and distributions to shareholders:
Dividends from net investment income	(5,756)	(4,723)
Total dividends and distributions	(5,756)	(4,723)

Net capital share transactions	25,954	47,706

Total increase in net assets	25,080	52,771

Net assets:
Beginning of year	279,914	227,143
End of year (including undistributed net investment income: $— and $3, respectively.)	$304,994	$279,914

*	Amount less than one thousand.

See Notes to Financial Statements

90	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $105,509)			$106,826
Short-term investments, at value (cost: $3,400)			3,400
Cash			207
Receivables for:
Sales of investments	830
Interest	1,111
Reimbursement from investment adviser	9
Prepaid expenses	—	*
			1,950
Total assets			112,383

Liabilities:
Payables for:
Purchases of investments	281
Repurchases of fund’s shares	8
Investment advisory services	34
Other accrued expenses	59
Total liabilities			382
Net assets at October 31, 2015:			$112,001

Net assets consist of:
Capital paid in on shares of beneficial interest			$110,561
Accumulated undistributed net investment income			—
Accumulated net realized gain			123
Net unrealized appreciation			1,317
Net assets at October 31, 2015			$112,001

Shares outstanding:			10,897

Net asset value per share:			$10.28

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group California Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$1,764
Fees and expenses:
Investment advisory services	447
Administrative and accounting services	36
Registration fees	5
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	11
Total fees and expenses before reimbursements	588
Less reimbursements of fees and expenses	75
Total fees and expenses after reimbursements		513
Net investment income		1,251

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		162
Net unrealized depreciation on investments		(535)
Net realized gain and unrealized depreciation on investments		(373)

Net increase in net assets resulting from operations		$878

See Notes to Financial Statements

92	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$1,251	$1,113
Net realized gain on investments	162	61
Net unrealized (depreciation) appreciation on investments	(535)	316
Net increase in net assets resulting from operations	878	1,490

Dividends and distributions to shareholders:
Dividends from net investment income	(1,252)	(1,112)
Distributions from capital gain	(48)	(13)
Total dividends and distributions	(1,300)	(1,125)

Net capital share transactions	(25,883)	23,288

Total (decrease) increase in net assets	(26,305)	23,653

Net assets:
Beginning of year	138,306	114,653
End of year (including undistributed net investment income: $— and $1, respectively.)	$112,001	$138,306

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group Core Bond Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $295,466)		$296,821
Short-term investments, at value (cost: $30,895)		30,895
Cash		107
Receivables for:
Sales of investments	12,406
Interest	1,908
Reimbursement from investment adviser	8
		14,322
Total assets		342,145

Liabilities:
Payables for:
Purchases of investments	7,413
Repurchases of fund’s shares	7
Investment advisory services	99
Other accrued expenses	72
Total liabilities		7,591
Net assets at October 31, 2015:		$334,554

Net assets consist of:
Capital paid in on shares of beneficial interest		$332,314
Accumulated undistributed net investment income		62
Accumulated net realized gain		823
Net unrealized appreciation		1,355
Net assets at October 31, 2015		$334,554

Shares outstanding:		32,830

Net asset value per share:		$10.19

See Notes to Financial Statements

94	Private Client Services Funds

Capital Group Core Bond Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$6,413
Fees and expenses:
Investment advisory services	1,128
Administrative and accounting services	90
Registration fees	27
Audit and tax fees	41
Transfer agent services	20
Trustees’ compensation	29
Other	13
Total fees and expenses before reimbursements	1,348
Less reimbursements of fees and expenses	59
Total fees and expenses after reimbursements		1,289
Net investment income		5,124

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		1,005
Net unrealized depreciation on investments		(2,161)
Net realized gain and unrealized depreciation on investments		(1,156)

Net increase in net assets resulting from operations		$3,968

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$5,124	$4,762
Net realized gain on investments	1,005	822
Net unrealized (depreciation) appreciation on investments	(2,161)	279
Net increase in net assets resulting from operations	3,968	5,863

Dividends and distributions to shareholders:
Dividends from net investment income	(5,130)	(4,774)
Distributions from capital gain	(748)	(753)
Total dividends and distributions	(5,878)	(5,527)

Net capital share transactions	26,219	13,549

Total increase in net assets	24,309	13,885

Net assets:
Beginning of year	310,245	296,360
End of year (including undistributed net investment income: $62 and $3, respectively.)	$334,554	$310,245

See Notes to Financial Statements

96	Private Client Services Funds

Capital Group Global Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $403,450)			$482,788
Short-term investments, at value (cost: $15,047)			15,048
Cash			107
Foreign currency, at value (cost: $—*)			—	*
Receivables for:
Sales of investments	2
Sales of fund’s shares	7
Dividends	861
Reimbursement from investment adviser	4
Prepaid expenses	—	*
			874
Total assets			498,817

Liabilities:
Payables for:
Purchases of investments	756
Repurchases of fund’s shares	21
Unified Management fees	353
Other accrued expenses	6
Total liabilities			1,136
Net assets at October 31, 2015:			$497,681

Net assets consist of:
Capital paid in on shares of beneficial interest			$397,271
Accumulated undistributed net investment income			5,672
Accumulated net realized gain			15,418
Net unrealized appreciation			79,320
Net assets at October 31, 2015			$497,681

Shares outstanding:			37,894

Net asset value per share:			$13.13

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group Global Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $534)	$11,180
Interest	28		11,208
Fees and expenses:
Unified Management fees	4,358
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	4,389
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			4,358
Net investment income			6,850

Net realized gain (loss) and unrealized (depreciation) appreciation on investments and currency:
Net realized gain on investments			17,649
Net realized loss on currency			(48)
Net unrealized depreciation on investments			(18,493)
Net unrealized appreciation on currency translations			18
Net realized gain and unrealized depreciation on investments and currency			(874)

Net increase in net assets resulting from operations			$5,976

*	Amount less than one thousand.

See Notes to Financial Statements

98	Private Client Services Funds

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$6,850	$5,093
Net realized gain on investments and currency	17,601	11,042
Net unrealized (depreciation) appreciation on investments and currency	(18,475)	17,218
Net increase in net assets resulting from operations	5,976	33,353

Dividends and distributions to shareholders:
Dividends from net investment income	(5,230)	(3,426)
Distributions from capital gain	(5,575)	—
Total dividends and distributions	(10,805)	(3,426)

Net capital share transactions	(7,650)	67,793

Total (decrease) increase in net assets	(12,479)	97,720

Net assets:
Beginning of year	510,160	412,440
End of year (including undistributed net investment income: $5,672 and $4,480, respectively.)	$497,681	$510,160

See Notes to Financial Statements

Private Client Services Funds	99

Capital Group Non-U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,128,820)			$1,257,650
Short-term investments, at value (cost: $77,989)			77,993
Cash			75
Foreign currency, at value (cost: $—*)			—	*
Receivables for:
Sales of investments	829
Sales of fund’s shares	949
Dividends	3,530
Reimbursement from investment adviser	4
Prepaid expenses	—	*
			5,312
Total assets			1,341,030

Liabilities:
Payables for:
Purchases of investments	6,774
Repurchases of fund’s shares	487
Unified Management fees	944
Other accrued expenses	7
Total liabilities			8,212
Net assets at October 31, 2015:			$1,332,818

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,246,450
Accumulated undistributed net investment income			14,909
Accumulated net realized loss			(57,224)
Net unrealized appreciation			128,683
Net assets at October 31, 2015			$1,332,818

Shares outstanding:			115,913

Net asset value per share:			$11.50

*	Amount less than one thousand.

See Notes to Financial Statements

100	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,729)	$27,540
Interest	75		27,615
Fees and expenses:
Unified Management fees	12,005
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	12,036
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			12,005
Net investment income			15,610

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on investments			(28,908)
Net realized loss on currency			(31)
Net unrealized appreciation on investments			23,664
Net unrealized appreciation on currency translations			107
Net realized loss and unrealized appreciation on investments and currency			(5,168)

Net increase in net assets resulting from operations			$10,442

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	101

Capital Group Non-U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$15,610	$19,662
Net realized loss on investments and currency	(28,939)	(18,488)
Net unrealized appreciation (depreciation) on investments and currency	23,771	(13,928)
Net increase (decrease) in net assets resulting from operations	10,442	(12,754)

Dividends and distributions to shareholders:
Dividends from net investment income	(19,733)	(8,308)
Total dividends and distributions	(19,733)	(8,308)

Net capital share transactions	(309,785)	684,060

Total (decrease) increase in net assets	(319,076)	662,998

Net assets:
Beginning of year	1,651,894	988,896
End of year (including undistributed net investment income: $14,909 and $19,062, respectively.)	$1,332,818	$1,651,894

See Notes to Financial Statements

102	Private Client Services Funds

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $140,356)		$187,472
Short-term investments, at value (cost: $10,000)		10,000
Cash		62
Receivables for:
Sales of fund’s shares	256
Dividends	293
Reimbursement from investment adviser	4
		553
Total assets		198,087

Liabilities:
Payables for:
Unified Management fees	106
Other accrued expenses	7
Total liabilities		113
Net assets at October 31, 2015:		$197,974

Net assets consist of:
Capital paid in on shares of beneficial interest		$144,368
Accumulated undistributed net investment income		—
Accumulated net realized gain		6,490
Net unrealized appreciation		47,116
Net assets at October 31, 2015		$197,974

Shares outstanding:		9,957

Net asset value per share:		$19.88

See Notes to Financial Statements

Private Client Services Funds	103

Capital Group U.S. Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $48)	$3,849
Interest	12		3,861
Fees and expenses:
Unified Management fees	1,279
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	1,310
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			1,279
Net investment income			2,582

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain on investments			6,821
Net realized loss on currency			(—	)*
Net unrealized depreciation on investments			(1,849)
Net realized gain and unrealized depreciation on investments and currency			4,972

Net increase in net assets resulting from operations			$7,554

*	Amount less than one thousand.

See Notes to Financial Statements

104	Private Client Services Funds

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$2,582	$2,338
Net realized gain on investments and currency	6,821	7,218
Net unrealized (depreciation) appreciation on investments	(1,849)	11,985
Net increase in net assets resulting from operations	7,554	21,541

Dividends and distributions to shareholders:
Dividends from net investment income	(2,369)	(2,244)
Distributions from capital gain	(6,835)	(2,564)
Total dividends and distributions	(9,204)	(4,808)

Net capital share transactions	7,361	8,601

Total increase in net assets	5,711	25,334

Net assets:
Beginning of year	192,263	166,929
End of year (including undistributed net investment income: $— and $160, respectively.)	$197,974	$192,263

See Notes to Financial Statements

Private Client Services Funds	105

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “fund”, collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

Effective as of January 1, 2016, Capital Group Non-U.S. Equity Fund will modify its fund name to Capital Group International Equity Fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that

Capital Group Private Client Services Funds

Notes to financial statements (continued)

trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of October 31, 2015 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$365,965	$—	$365,965
Corporate bonds & notes	—	455	—	455
Short-term securities	—	11,420	—	11,420
Total	$—	$377,840	$—	$377,840
Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$124,839	$—	$124,839
Short-term securities	—	17,090	—	17,090
Total	$—	$141,929	$—	$141,929

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Bonds & notes	$—	$290,870	$—	$290,870
Short-term securities	—	10,675	—	10,675
Total	$—	$301,545	$—	$301,545

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$106,826	$—	$106,826
Short-term securities	—	3,400	—	3,400
Total	$—	$110,226	$—	$110,226

Capital Group Core Bond Fund
Bonds, notes & other debt investments U.S. government & government agency bonds & notes	$—	$153,202	$—	$153,202
Mortgage-backed obligations	—	40,216	—	40,216
Corporate bonds & notes	—	75,221	—	75,221
Municipals	—	7,677	—	7,677
Government & government agency bonds & notes outside the U.S.	—	2,077	—	2,077
Asset-backed obligations	—	18,428	—	18,428
Short-term securities	—	30,895	—	30,895
Total	$—	$327,716	$—	$327,716

Capital Group Global Equity Fund
Common Stocks[1]
Financials	$51,384	$36,169	$—	$87,553
Information Technology	52,357	30,649	—	83,006
Industrials	33,374	39,507	—	72,881
Health Care	33,467	37,516	—	70,983
Consumer Discretionary	38,907	17,748	—	56,655
Consumer Staples	11,203	40,320	—	51,523
Energy	22,257	2,655	—	24,912
Telecommunication Services	3,108	11,476	—	14,584
Materials	8,949	3,481	—	12,430
Utilities	1,394	6,867	—	8,261
Short-term securities	—	15,048	—	15,048
Total	$256,400	$241,436	$—	$497,836

Capital Group Non-U.S. Equity Fund
Common Stocks[2]
Industrials	$4,166	$216,647	$—	$220,813
Health Care	9,092	190,172	—	199,264
Financials	9,128	188,892	—	198,020
Information Technology	15,859	160,742	—	176,601
Consumer Staples	—	159,948	—	159,948
Consumer Discretionary	22,803	127,727	—	150,530

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Telecommunication Services	—	61,182	—	61,182
Energy	15,118	34,815	—	49,933
Materials	—	20,855	—	20,855
Utilities	—	20,504	—	20,504
Short-term securities	—	77,993	—	77,993
Total	$76,166	$1,259,477	$—	$1,335,643

Capital Group U.S. Equity Fund
Common Stocks[3]	$187,472	$—	$—	$187,472
Short-term securities	—	10,000	—	10,000
Total	$187,472	$10,000	$—	$197,472

[1]	Investment securities with a value of $190,409,000, which represented 38.30% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $226,388,000, which represented 45.49% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s investment advisor as a result of significant market movements following the close of local trading.
[2]	Investment securities with a value of $1,020,242,000, which represented 76.60% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $1,181,484,000, which represented 88.65% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s investment advisor as a result of significant market movements following the close of local trading.
[3]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2015, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the year, the funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2015. These will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

				Capital
		Capital	Capital	Group
	Capital	Group	Group	California	Capital	Capital	Capital	Capital
	Group	Short-	California	Short-	Group	Group	Group	Group
	Core	Term	Core	Term	Core	Global	Non-U.S.	U.S.
	Municipal	Municipal	Municipal	Municipal	Bond	Equity	Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
As of October 31, 2015:

Undistributed tax-exempt income	$—	$—	$—	$—	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	—	385	5,674	14,922	—
Undistributed long-term capital gain	303	21	—	123	617	15,930	—	6,581
Capital loss carryforward No expiration	—	—	(54)	—	—	—	(51,961)	—
	$—	$—	$(54)	$—	$—	$—	$(51,961)	$—
Capital loss carryforwards utilized	$123	$—	$106	$—	$—	$—	$—	$—

Capital Group Private Client Services Funds

Notes to financial statements (continued)

As of October 31, 2015, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

					Capital
		Capital	Capital		Group
	Capital	Group	Group		California	Capital	Capital		Capital
	Group	Short-	California		Short-	Group	Group	Capital	Group
	Core	Term	Core		Term	Core	Global	Group Non-	U.S.
	Municipal	Municipal	Municipal		Municipal	Bond	Equity	U.S. Equity	Equity
	Fund	Fund	Fund		Fund	Fund	Fund	Fund	Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$1	$— *	$—		$ (— )*	$65	$(428)	$(30)	$(373)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	—	—	—	*	—	—	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	(33)	(24)	—		(39)	(73)	(1,400)	—	(403)
Gross unrealized appreciation on investment securities	$9,739	$1,285	$8,898		$1,424	$3,338	$92,147	$160,032	$49,520
Gross unrealized depreciation on investment securities	(683)	(253)	(640)		(107)	(2,082)	(13,320)	(36,460)	(2,496)
Net unrealized appreciation on investment securities	$9,056	$1,032	$8,258		$1,317	$1,256	$78,827	$123,572	$47,024
Cost of investments securities	$368,784	$140,897	$293,287		$108,909	$326,460	$419,009	$1,212,071	$150,448

* Amount less than one thousand.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The tax character of distributions paid during the funds’ year ended October 31, 2015 and the funds’ year ended

October 31, 2014, the most recently completed tax year, were as follows (dollars in thousands):

	Year ended October 31, 2015				Year ended October 31, 2014
				Long-Term				Long-Term
		Ordinary		Capital		Ordinary		Capital
	Tax-Exempt	Income		Gains	Tax-Exempt	Income		Gains
Capital Group Core Municipal Fund	$7,158	$14		$1	$6,338	$7		$—
Capital Group Short-Term Municipal Fund	1,733	—	*	67	1,754	—	*	212
Capital Group California Core Municipal Fund	5,748	8		—	4,712	11		—
Capital Group California Short- Term Municipal Fund	1,252	—	*	48	1,112	—	*	13
Capital Group Core Bond Fund	—	5,500		379	—	4,774		753
Capital Group Global Equity Fund	—	5,230		5,575	—	3,426		—
Capital Group Non-U.S. Equity Fund	—	19,733		—	—	8,308		—
Capital Group U.S. Equity Fund	—	2,369		6,835	—	2,244		2,564

*	Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2017, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Expense
Fund	Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average

Capital Group Private Client Services Funds

Notes to financial statements (continued)

daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Capital Group Core Municipal Fund	$75,222	7,157	$4,593	438	$(39,441)	(3,755)	$40,374	3,840

Capital Group Short-Term Municipal Fund	63,240	6,239	1,303	129	(76,648)	(7,563)	(12,105)	(1,195)

Capital Group California Core Municipal Fund	58,998	5,571	3,673	347	(36,717)	(3,471)	25,954	2,447

Capital Group California Short-Term Municipal Fund	38,075	3,703	1,004	98	(64,962)	(6,323)	(25,883)	(2,522)

Capital Group Core Bond Fund	62,706	6,117	4,272	417	(40,759)	(3,980)	26,219	2,554

Capital Group Global Equity Fund	73,619	5,498	8,308	632	(89,577)	(6,692)	(7,650)	(562)

Capital Group Non-U.S. Equity Fund	495,615	42,405	1,930	169	(807,330)	(69,521)	(309,785)	(26,947)

Capital Group U.S. Equity Fund	28,864	1,453	8,247	424	(29,750)	(1,481)	7,361	396

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Capital Group Core Municipal Fund	$79,163	7,544	$3,913	373	$(44,015)	(4,202)	$39,061	3,715

Capital Group Short-Term Municipal Fund	56,054	5,497	1,446	142	(38,119)	(3,738)	19,381	1,901

Capital Group California Core Municipal Fund	70,225	6,670	2,921	278	(25,440)	(2,428)	47,706	4,520

Capital Group California Short-Term Municipal Fund	60,388	5,864	875	85	(37,975)	(3,692)	23,288	2,257

Capital Group Core Bond Fund	45,206	4,427	3,996	392	(35,653)	(3,487)	13,549	1,332

Capital Group Global Equity Fund	134,023	10,395	2,602	203	(68,832)	(5,334)	67,793	5,264

Capital Group Non-U.S. Equity Fund	971,687	82,973	996	84	(288,623)	(24,574)	684,060	58,483

Capital Group U.S. Equity Fund	29,516	1,539	4,349	232	(25,264)	(1,316)	8,601	455

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Capital Group Private Client Services Funds

Notes to financial statements (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ year ended October 31, 2015, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$94,564	$—	$55,103

Capital Group Short-Term Municipal Fund	—	36,678	—	46,326

Capital Group California Core Municipal Fund	—	74,432	—	36,703

Capital Group California Short-Term Municipal Fund	—	27,152	—	35,374

Capital Group Core Bond Fund	320,985	66,186	329,455	54,817

Capital Group Global Equity Fund	—	197,308	—	189,831

Capital Group Non-U.S. Equity Fund	—	452,937	—	697,904

Capital Group U.S. Equity Fund	—	55,540	—	53,470

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.56	$10.44	$10.64	$10.29	$10.27

Income from investment operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	0.12	(0.20)	0.35	0.04
Total from investment operations	0.14	0.33	0.01	0.56	0.25

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	—	—	—	—	(0.02)
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.21)	(0.23)

Net asset value, end of year	$10.49	$10.56	$10.44	$10.64	$10.29

Total return[2]	1.31%	3.18%	0.10%	5.46%	2.56%

Net assets, end of year (in millions)	$379	$341	$299	$292	$250

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.97%	2.00%	2.00%	1.98%	2.10%

Portfolio turnover rate	16%	9%	18%	13%	19%

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	119

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.19	$10.21	$10.32	$10.19	$10.17

Income from investment operations:
Net investment income[1]	0.12	0.13	0.14	0.14	0.11
Net realized and unrealized (losses) gains on securities	(0.07)	(0.01)	(0.07)	0.13	0.02
Total from investment operations	0.05	0.12	0.07	0.27	0.13

Dividends and distributions:
Dividends from net investment income	(0.12)	(0.13)	(0.14)	(0.14)	(0.10)
Distributions from capital gain	— [2]	(0.01)	(0.04)	—	(0.01)
Total dividends and distributions	(0.12)	(0.14)	(0.18)	(0.14)	(0.11)

Net asset value, end of year	$10.12	$10.19	$10.21	$10.32	$10.19

Total return[3]	0.51%	1.20%	0.66%	2.63%	1.33%

Net assets, end of year (in millions)	$142	$155	$136	$124	$138

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.45%	0.44%	0.46%	0.46%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.15%	1.24%	1.34%	1.32%	1.04%

Portfolio turnover rate	27%	20%	18%	25%	15%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

120	Private Client Services Funds

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.62	$10.40	$10.65	$10.25	$10.19

Income from investment operations:
Net investment income[1]	0.21	0.20	0.20	0.21	0.20
Net realized and unrealized (losses) gains on securities	(0.03)	0.22	(0.20)	0.40	0.06
Total from investment operations	0.18	0.42	—	0.61	0.26

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.20)	(0.21)	(0.21)	(0.20)
Distributions from capital gain	—	—	(0.04)	— [2]	— [2]
Total dividends and distributions	(0.21)	(0.20)	(0.25)	(0.21)	(0.20)

Net asset value, end of year	$10.59	$10.62	$10.40	$10.65	$10.25

Total return[3]	1.68%	4.08%	(0.04)%	5.99%	2.61%

Net assets, end of year (in millions)	$305	$280	$227	$208	$158

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.95%	1.92%	1.93%	1.99%	1.98%

Portfolio turnover rate	13%	18%	17%	21%	24%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	121

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.31	$10.27	$10.32	$10.12	$10.13

Income from investment operations:
Net investment income[1]	0.10	0.09	0.09	0.09	0.08
Net realized and unrealized (losses) gains on securities	(0.03)	0.04	(0.04)	0.20	(0.01)
Total from investment operations	0.07	0.13	0.05	0.29	0.07

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.09)	(0.09)	(0.09)	(0.08)
Distributions from capital gain	— [2]	— [2]	(0.01)	— [2]	—
Total dividends and distributions	(0.10)	(0.09)	(0.10)	(0.09)	(0.08)

Net asset value, end of year	$10.28	$10.31	$10.27	$10.32	$10.12

Total return[3]	0.74%	1.30%	0.48%	2.96%	0.72%

Net assets, end of year (in millions)	$112	$138	$115	$107	$77

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.44%	0.44%	0.47%	0.49%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	0.98%	0.89%	0.91%	0.92%	0.83%

Portfolio turnover rate	23%	19%	9%	14%	20%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

122	Private Client Services Funds

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.25	$10.24	$10.62	$10.40	$10.45

Income from investment operations:
Net investment income[1]	0.16	0.16	0.15	0.17	0.19
Net realized and unrealized (losses) gains on securities	(0.04)	0.04	(0.22)	0.23	0.09
Total from investment operations	0.12	0.20	(0.07)	0.40	0.28

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.15)	(0.17)	(0.20)
Distributions from capital gain	(0.02)	(0.03)	(0.16)	(0.01)	(0.13)
Total dividends and distributions	(0.18)	(0.19)	(0.31)	(0.18)	(0.33)

Net asset value, end of year	$10.19	$10.25	$10.24	$10.62	$10.40

Total return[2]	1.25%	1.95%	(0.69)%	3.92%	2.80%

Net assets, end of year (in millions)	$335	$310	$296	$296	$280

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.59%	1.57%	1.43%	1.63%	1.82%

Portfolio turnover rate[3]:
Including mortgage dollar roll transactions	126%	137%	192%	134%	118%
Excluding mortgage dollar roll transactions	87%	— [4]	— [4]	— [4]	— [4]

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[3]	Refer to Note 5 for more information on mortgage dollar rolls.
[4]	Not available.

Private Client Services Funds	123

Capital Group Global Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$13.27	$12.43	$9.99	$9.18	$10.00

Income from investment operations:
Net investment income[3]	0.18	0.14	0.12	0.14	0.05
Net realized and unrealized (losses) gains on securities	(0.03)	0.80	2.45	0.71	(0.87)
Total from investment operations	0.15	0.94	2.57	0.85	(0.82)

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	(0.15)	—	—	—	—
Total dividends and distributions	(0.29)	(0.10)	(0.13)	(0.04)	—

Net asset value, end of year	$13.13	$13.27	$12.43	$9.99	$9.18

Total return[4]	1.10%	7.60%	26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)	$498	$510	$412	$205	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.86%	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.34%	1.09%	1.09%	1.47%	0.94%[5]

Portfolio turnover rate	39%	29%	25%	35%	15%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

124	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$11.56	$11.72	$9.74	$9.08	$10.00

Income from investment operations:
Net investment income[3]	0.13	0.16	0.15	0.13	0.07
Net realized and unrealized (losses) gains on securities	(0.05)	(0.23)	1.88	0.58	(0.99)
Total from investment operations	0.08	(0.07)	2.03	0.71	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.09)	(0.05)	(0.05)	—
Total dividends and distributions	(0.14)	(0.09)	(0.05)	(0.05)	—

Net asset value, end of year	$11.50	$11.56	$11.72	$9.74	$9.08

Total return[4]	0.69%	(0.62)%	20.93%	7.91%	(9.20)%

Net assets, end of year (in millions)	$1,333	$1,652	$989	$256	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.11%	1.35%	1.44%	1.38%	1.32%[5]

Portfolio turnover rate	34%	33%	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

Private Client Services Funds	125

Capital Group U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

						For the
						eight	For the
						months	year
	For the year ended					ended	ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10

Selected per share data:

Net asset value, beginning of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78

Income from investment operations:
Net investment income[3]	0.26	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains (losses) on securities and currency	0.46	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	0.72	2.30	3.81	1.42	(0.92)	2.44	1.52

Dividends and distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.71)	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.95)	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)

Net asset value, end of year	$19.88	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09

Total Return[4]	3.75%	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%

Net assets, end of year (in millions)	$198	$192	$167	$103	$74	$86	$75

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67%	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.31%	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%

Portfolio turnover rate	29%	27%	25%	53%	82%[6]	7%[6]	22%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]	Annualized.
[6]	Not annualized for periods of less than one year.

126	Private Client Services Funds

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 15, 2015

Capital Group Private Client Services Funds

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. 333-163115)

(a)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 9/4/15 – previously filed (see P/E Amendment No. 12 filed 12/31/15)

(b)	By-laws of Registrant – By-laws as amended 3/14/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement between Registrant and Capital Guardian Trust Company – previously filed (see P/E Amendment No. 3 filed 2/15/11); Form of Amendment to Investment Advisory and Service Agreement effective 12/6/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13); and Amendment to Investment Advisory and Service Agreement effective 1/1/16 – previously filed (see P/E Amendment No. 12 filed 12/31/15)

(e)	Underwriting Contracts – Principal Underwriting Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Form of Amendment to Principal Underwriting Agreement effective 12/6/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13); and Amendment to Principal Underwriting Agreement effective 1/1/16 – previously filed (see P/E Amendment No. 12 filed 12/31/15)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custodian Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10)

(h)	Other Material Contracts - Transfer Agency and Service Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Accounting Services Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Administration Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); and Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(i)	Legal Opinion – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – previously filed (see P/E Amendment No. 12 filed 12/31/15)

(k) Omitted financial statements - None

(l) Initial capital agreements – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o) Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated January 2016; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None

LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sandeep S. Bhasin	Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mickey L. Brethower	Senior Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None

LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None

LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Assistant Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None

LAO	Stephen Deschenes	Senior Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Thomas L. Donham	Assistant Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Assistant Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Vanda S. Freesman	Assistant Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None

LAO	Jan S. Gunderson	Senior Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None

LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Assistant Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None

LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	James M. Kreider	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Richard Lee	Assistant Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Assistant Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None

LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Marc E. Nabi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None

LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Assistant Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Assistant Vice President	None

IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None

LAO	Andrew J. Strandquist	Regional Vice President	None
LAO	Gretchen L. Taibl	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
LAO	Michael R. Van Wyk	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Guardian Trust Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 3rd day of March, 2016.

CAPITAL GROUP PRIVATE CLIENT

SERVICES FUNDS

By: /s/ John S. Armour

(John S. Armour, President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 3, 2016, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ John S. Armour (John S. Armour)	President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	Joseph C. Berenato*	Trustee
	Richard G. Capen, Jr.*	Trustee
	Vanessa C. L. Chang*	Trustee
	H. Frederick Christie*	Trustee
	Richard G. Newman*	Trustee
	Paul F. Roye*	Chairman of the Board

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of March, 2015.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Trustee

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of March, 2015.

(City, State)

/s/ Richard G. Capen, Jr.

Richard G. Capen, Jr., Trustee

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of March, 2015.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Trustee

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes Estates, CA, this 2nd day of March, 2015.

(City, State)

/s/ H. Frederick Christie

H. Frederick Christie, Trustee

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of March, 2015.

(City, State)

/s/ Richard G. Newman

Richard G. Newman, Trustee

POWER OF ATTORNEY

I, Paul F. Roye, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Gregory F. Niland Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of March, 2015.

(City, State)

/s/ Paul F. Roye

Paul F. Roye, Trustee